UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Small Cap Index VIP

Class A

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 12.64% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Index, returned 12.81%.

The difference in performance between the Fund and the Russell 2000® Index was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. small-cap stocks, while not keeping pace with their larger peers, performed very well in 2025. After a brief sell-off in early April following President Trump’s surprising tariff announcement, stocks quickly rebounded and proceeded to climb steadily higher through the end of October. After a stretch of volatility in November, the Russell 2000® Index again staged a rapid recovery and went on to achieve a new, all-time high in mid-December. Lower inflation allowed the U.S. Federal Reserve to reduce interest rates by three quarters of a percentage point in the second half of the year, boosting investor sentiment. Small caps were also well supported by better-than-expected economic growth.

The growth style slightly outperformed value for the third consecutive year. The Russell 2000® Growth Index rose 13.01%, edging out the 12.60% return for the Russell 2000® Value Index.

Nine of the 11 sectors in the Russell 2000 Index gained ground on the year. The materials sector led the way, reflecting the strength in commodity prices. Health care, industrials, communication services, and utilities also outpaced the index. The information technology, financials, real estate, and energy sectors recorded positive returns but underperformed the broader small-cap space. Consumer discretionary and consumer staples were the only sectors to finish in negative territory. At the individual stock level, the leading contributors were Bloom Energy Corp. (0.6%), EchoStar Corp. (0.5%), and Credo Technology Group Holding Ltd. (0.8%). Vaxcyte, Inc. (0.2%), SPS Commerce, Inc. (0.1%), and Six Flags Entertainment Corp. (0.1%) were the largest detractors.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Fund Performance

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Russell 2000® Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class A	Russell 3000® Index	Russell 2000® Index
'15	$10,000	$10,000	$10,000
'16	$9,117	$9,436	$9,121
'16	$9,111	$9,433	$9,120
'16	$9,842	$10,097	$9,848
'16	$9,997	$10,159	$10,003
'16	$10,220	$10,341	$10,228
'16	$10,206	$10,362	$10,222
'16	$10,819	$10,774	$10,832
'16	$11,006	$10,801	$11,023
'16	$11,122	$10,818	$11,146
'16	$10,588	$10,584	$10,616
'16	$11,771	$11,058	$11,800
'16	$12,103	$11,274	$12,131
'17	$12,146	$11,486	$12,179
'17	$12,377	$11,913	$12,414
'17	$12,391	$11,921	$12,430
'17	$12,520	$12,047	$12,566
'17	$12,263	$12,171	$12,311
'17	$12,687	$12,280	$12,736
'17	$12,778	$12,512	$12,831
'17	$12,611	$12,536	$12,668
'17	$13,398	$12,842	$13,458
'17	$13,504	$13,122	$13,573
'17	$13,897	$13,521	$13,964
'17	$13,837	$13,656	$13,908
'18	$14,200	$14,375	$14,271
'18	$13,640	$13,846	$13,718
'18	$13,814	$13,568	$13,896
'18	$13,932	$13,619	$14,016
'18	$14,777	$14,004	$14,867
'18	$14,884	$14,095	$14,973
'18	$15,138	$14,563	$15,234
'18	$15,787	$15,074	$15,891
'18	$15,409	$15,099	$15,509
'18	$13,727	$13,988	$13,824
'18	$13,940	$14,268	$14,044
'18	$12,283	$12,940	$12,376
'19	$13,661	$14,051	$13,768
'19	$14,375	$14,545	$14,484
'19	$14,072	$14,757	$14,181
'19	$14,547	$15,346	$14,662
'19	$13,405	$14,353	$13,522
'19	$14,357	$15,361	$14,478
'19	$14,429	$15,590	$14,561
'19	$13,722	$15,272	$13,842
'19	$14,003	$15,540	$14,130
'19	$14,366	$15,875	$14,502
'19	$14,955	$16,478	$15,099
'19	$15,381	$16,954	$15,535
'20	$14,892	$16,935	$15,037
'20	$13,632	$15,549	$13,771
'20	$10,659	$13,410	$10,779
'20	$12,106	$15,187	$12,259
'20	$12,887	$15,999	$13,057
'20	$13,342	$16,364	$13,519
'20	$13,711	$17,294	$13,893
'20	$14,482	$18,546	$14,676
'20	$13,986	$17,871	$14,185
'20	$14,282	$17,485	$14,482
'20	$16,912	$19,613	$17,152
'20	$18,370	$20,495	$18,636
'21	$19,320	$20,404	$19,573
'21	$20,514	$21,042	$20,793
'21	$20,704	$21,796	$21,002
'21	$21,124	$22,919	$21,443
'21	$21,169	$23,024	$21,487
'21	$21,576	$23,592	$21,904
'21	$20,785	$23,991	$21,113
'21	$21,248	$24,675	$21,585
'21	$20,616	$23,568	$20,949
'21	$21,485	$25,161	$21,840
'21	$20,582	$24,778	$20,930
'21	$21,034	$25,754	$21,397
'22	$19,001	$24,239	$19,337
'22	$19,205	$23,628	$19,544
'22	$19,430	$24,395	$19,787
'22	$17,506	$22,206	$17,826
'22	$17,533	$22,176	$17,853
'22	$16,073	$20,321	$16,385
'22	$17,754	$22,227	$18,095
'22	$17,396	$21,397	$17,725
'22	$15,729	$19,413	$16,026
'22	$17,451	$21,005	$17,790
'22	$17,850	$22,102	$18,206
'22	$16,693	$20,808	$17,024
'23	$18,318	$22,241	$18,684
'23	$18,015	$21,721	$18,368
'23	$17,148	$22,302	$17,491
'23	$16,845	$22,539	$17,176
'23	$16,688	$22,627	$17,017
'23	$18,032	$24,172	$18,401
'23	$19,133	$25,039	$19,526
'23	$18,161	$24,555	$18,549
'23	$17,088	$23,386	$17,457
'23	$15,930	$22,766	$16,267
'23	$17,360	$24,888	$17,739
'23	$19,491	$26,209	$19,906
'24	$18,718	$26,499	$19,132
'24	$19,777	$27,933	$20,214
'24	$20,477	$28,835	$20,938
'24	$19,038	$27,566	$19,464
'24	$19,978	$28,868	$20,440
'24	$19,799	$29,762	$20,251
'24	$21,799	$30,315	$22,309
'24	$21,485	$30,975	$21,976
'24	$21,619	$31,616	$22,129
'24	$21,306	$31,384	$21,810
'24	$23,634	$33,471	$24,202
'24	$21,664	$32,448	$22,203
'25	$22,231	$33,473	$22,785
'25	$21,038	$32,831	$21,567
'25	$19,590	$30,916	$20,099
'25	$19,154	$30,709	$19,634
'25	$20,178	$32,655	$20,683
'25	$21,250	$34,314	$21,807
'25	$21,624	$35,070	$22,185
'25	$23,167	$35,881	$23,770
'25	$23,882	$37,120	$24,510
'25	$24,320	$37,915	$24,953
'25	$24,548	$38,019	$25,193
'25	$24,402	$38,012	$25,047

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A	12.64%	5.84%	9.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	433,709,602
Number of Portfolio Holdings	1,967
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	993,580

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	5.0% of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp.	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp.	0.5%
Nextpower, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Bridgebio Pharma, Inc.	0.4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRA-A

R-104181-2 (02/26)

DWS Small Cap Index VIP

Class B

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$71	0.67%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 12.37% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Index, returned 12.81%.

The difference in performance between the Fund and the Russell 2000® Index was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. small-cap stocks, while not keeping pace with their larger peers, performed very well in 2025. After a brief sell-off in early April following President Trump’s surprising tariff announcement, stocks quickly rebounded and proceeded to climb steadily higher through the end of October. After a stretch of volatility in November, the Russell 2000® Index again staged a rapid recovery and went on to achieve a new, all-time high in mid-December. Lower inflation allowed the U.S. Federal Reserve to reduce interest rates by three quarters of a percentage point in the second half of the year, boosting investor sentiment. Small caps were also well supported by better-than-expected economic growth.

The growth style slightly outperformed value for the third consecutive year. The Russell 2000® Growth Index rose 13.01%, edging out the 12.60% return for the Russell 2000® Value Index.

Nine of the 11 sectors in the Russell 2000 Index gained ground on the year. The materials sector led the way, reflecting the strength in commodity prices. Health care, industrials, communication services, and utilities also outpaced the index. The information technology, financials, real estate, and energy sectors recorded positive returns but underperformed the broader small-cap space. Consumer discretionary and consumer staples were the only sectors to finish in negative territory. At the individual stock level, the leading contributors were Bloom Energy Corp. (0.6%), EchoStar Corp. (0.5%), and Credo Technology Group Holding Ltd. (0.8%). Vaxcyte, Inc. (0.2%), SPS Commerce, Inc. (0.1%), and Six Flags Entertainment Corp. (0.1%) were the largest detractors.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Fund Performance

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Russell 2000® Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class B	Russell 3000® Index	Russell 2000® Index
'15	$10,000	$10,000	$10,000
'16	$9,110	$9,436	$9,121
'16	$9,110	$9,433	$9,120
'16	$9,835	$10,097	$9,848
'16	$9,983	$10,159	$10,003
'16	$10,206	$10,341	$10,228
'16	$10,199	$10,362	$10,222
'16	$10,804	$10,774	$10,832
'16	$10,991	$10,801	$11,023
'16	$11,099	$10,818	$11,146
'16	$10,566	$10,584	$10,616
'16	$11,747	$11,058	$11,800
'16	$12,071	$11,274	$12,131
'17	$12,114	$11,486	$12,179
'17	$12,337	$11,913	$12,414
'17	$12,351	$11,921	$12,430
'17	$12,484	$12,047	$12,566
'17	$12,221	$12,171	$12,311
'17	$12,635	$12,280	$12,736
'17	$12,725	$12,512	$12,831
'17	$12,560	$12,536	$12,668
'17	$13,335	$12,842	$13,458
'17	$13,448	$13,122	$13,573
'17	$13,825	$13,521	$13,964
'17	$13,764	$13,656	$13,908
'18	$14,118	$14,375	$14,271
'18	$13,569	$13,846	$13,718
'18	$13,742	$13,568	$13,896
'18	$13,854	$13,619	$14,016
'18	$14,685	$14,004	$14,867
'18	$14,790	$14,095	$14,973
'18	$15,043	$14,563	$15,234
'18	$15,678	$15,074	$15,891
'18	$15,295	$15,099	$15,509
'18	$13,626	$13,988	$13,824
'18	$13,838	$14,268	$14,044
'18	$12,192	$12,940	$12,376
'19	$13,553	$14,051	$13,768
'19	$14,261	$14,545	$14,484
'19	$13,952	$14,757	$14,181
'19	$14,417	$15,346	$14,662
'19	$13,287	$14,353	$13,522
'19	$14,229	$15,361	$14,478
'19	$14,301	$15,590	$14,561
'19	$13,592	$15,272	$13,842
'19	$13,870	$15,540	$14,130
'19	$14,229	$15,875	$14,502
'19	$14,803	$16,478	$15,099
'19	$15,225	$16,954	$15,535
'20	$14,731	$16,935	$15,037
'20	$13,493	$15,549	$13,771
'20	$10,542	$13,410	$10,779
'20	$11,969	$15,187	$12,259
'20	$12,741	$15,999	$13,057
'20	$13,179	$16,364	$13,519
'20	$13,544	$17,294	$13,893
'20	$14,294	$18,546	$14,676
'20	$13,815	$17,871	$14,185
'20	$14,096	$17,485	$14,482
'20	$16,692	$19,613	$17,152
'20	$18,131	$20,495	$18,636
'21	$19,049	$20,404	$19,573
'21	$20,227	$21,042	$20,793
'21	$20,414	$21,796	$21,002
'21	$20,825	$22,919	$21,443
'21	$20,858	$23,024	$21,487
'21	$21,258	$23,592	$21,904
'21	$20,480	$23,991	$21,113
'21	$20,925	$24,675	$21,585
'21	$20,291	$23,568	$20,949
'21	$21,147	$25,161	$21,840
'21	$20,258	$24,778	$20,930
'21	$20,702	$25,754	$21,397
'22	$18,691	$24,239	$19,337
'22	$18,880	$23,628	$19,544
'22	$19,102	$24,395	$19,787
'22	$17,202	$22,206	$17,826
'22	$17,216	$22,176	$17,853
'22	$15,797	$20,321	$16,385
'22	$17,446	$22,227	$18,095
'22	$17,081	$21,397	$17,725
'22	$15,432	$19,413	$16,026
'22	$17,121	$21,005	$17,790
'22	$17,513	$22,102	$18,206
'22	$16,378	$20,808	$17,024
'23	$17,973	$22,241	$18,684
'23	$17,662	$21,721	$18,368
'23	$16,810	$22,302	$17,491
'23	$16,507	$22,539	$17,176
'23	$16,339	$22,627	$17,017
'23	$17,668	$24,172	$18,401
'23	$18,731	$25,039	$19,526
'23	$17,780	$24,555	$18,549
'23	$16,730	$23,386	$17,457
'23	$15,583	$22,766	$16,267
'23	$16,982	$24,888	$17,739
'23	$19,053	$26,209	$19,906
'24	$18,311	$26,499	$19,132
'24	$19,332	$27,933	$20,214
'24	$20,018	$28,835	$20,938
'24	$18,595	$27,566	$19,464
'24	$19,526	$28,868	$20,440
'24	$19,337	$29,762	$20,251
'24	$21,287	$30,315	$22,309
'24	$20,967	$30,975	$21,976
'24	$21,098	$31,616	$22,129
'24	$20,778	$31,384	$21,810
'24	$23,047	$33,471	$24,202
'24	$21,127	$32,448	$22,203
'25	$21,665	$33,473	$22,785
'25	$20,501	$32,831	$21,567
'25	$19,090	$30,916	$20,099
'25	$18,657	$30,709	$19,634
'25	$19,651	$32,655	$20,683
'25	$20,693	$34,314	$21,807
'25	$21,056	$35,070	$22,185
'25	$22,556	$35,881	$23,770
'25	$23,250	$37,120	$24,510
'25	$23,661	$37,915	$24,953
'25	$23,882	$38,019	$25,193
'25	$23,740	$38,012	$25,047

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class B	12.37%	5.54%	9.03%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	433,709,602
Number of Portfolio Holdings	1,967
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	993,580

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	5.0% of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp.	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp.	0.5%
Nextpower, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
Bridgebio Pharma, Inc.	0.4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRA-B

R-104181-2 (02/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS small cap index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$37,907	$0	$8,948	$0
2024	$37,907	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,318,734	$0
2024	$0	$637,276	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$8,948	$1,318,734	$0	$1,327,682
2024	$8,948	$637,276	$0	$646,224

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents
3	Investment Portfolio
28	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Tax Information
40	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Small Cap Index VIP

Investment Portfolioas of December 31, 2025

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 2.7%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	1,692	36,936
ATN International, Inc.	1,541	35,135
Bandwidth, Inc. "A"*	4,134	63,870
Cogent Communications Holdings, Inc.	7,300	157,388
Globalstar, Inc.*	7,366	449,621
IDT Corp. "B"	2,494	127,718
Liberty Latin America Ltd. "A"*	4,447	32,863
Liberty Latin America Ltd. "C"*	19,073	142,285
Lumen Technologies, Inc.*	140,911	1,094,878
Shenandoah Telecommunications Co.	7,129	82,411
Uniti Group, Inc.	24,992	175,194
		2,398,299
Entertainment 0.5%
AMC Entertainment Holdings, Inc. "A"* (a)	74,635	116,430
Atlanta Braves Holdings, Inc. "A"*	1,002	42,575
Atlanta Braves Holdings, Inc. "C"*	6,870	271,021
Cinemark Holdings, Inc.	15,250	354,410
CuriosityStream, Inc.	6,133	23,305
Eventbrite, Inc. "A"*	11,020	49,039
Gaia, Inc.*	2,601	9,442
Golden Matrix Group, Inc.*	3,627	2,904
IMAX Corp.*	6,530	241,349
Lionsgate Studios Corp.*	30,679	280,099
Madison Square Garden Entertainment Corp.*	5,948	320,538
Marcus Corp.	2,927	45,398
Playstudios, Inc.*	13,461	8,770
Playtika Holding Corp.	8,601	33,974
Reservoir Media, Inc.*	2,965	22,445
Sphere Entertainment Co.* (a)	4,214	400,667
Starz Entertainment Corp.*	1,741	20,370
Vivid Seats, Inc. "A"* (a)	484	3,490
		2,246,226
Interactive Media & Services 0.5%
Angi, Inc.*	5,311	68,671
Arena Group Holdings, Inc.* (a)	2,001	8,004
Bumble, Inc. "A"*	11,161	39,845
Cargurus, Inc.*	11,966	458,896
Cars.com, Inc.*	7,967	97,197
EverQuote, Inc. "A"*	4,384	118,368
fuboTV, Inc. "A"* (a)	50,660	127,663
	Shares	Value ($)
Getty Images Holdings, Inc.* (a)	17,358	23,260
Grindr, Inc.* (a)	5,122	69,352
MediaAlpha, Inc. "A"*	5,118	66,278
Nextdoor Holdings, Inc.*	32,311	67,853
QuinStreet, Inc.*	8,193	117,734
Rumble, Inc.* (a)	16,185	102,289
Shutterstock, Inc.	3,676	70,212
Teads Holding Co.*	6,035	4,248
Travelzoo*	977	6,956
TripAdvisor, Inc.*	16,635	242,206
TrueCar, Inc.*	11,847	26,774
Webtoon Entertainment, Inc.*	2,723	35,481
Yelp, Inc.*	8,744	265,730
Ziff Davis, Inc.*	5,821	204,608
ZipRecruiter, Inc. "A"*	10,123	39,480
		2,261,105
Media 1.0%
Advantage Solutions, Inc.*	14,179	12,478
AMC Networks, Inc. "A"*	4,391	41,802
Boston Omaha Corp. "A"*	3,337	41,279
Cable One, Inc.	790	89,151
EchoStar Corp. "A"*	20,061	2,180,631
Emerald Holding, Inc.	1,932	8,636
Entravision Communications Corp. "A"	9,494	27,817
Gambling.com Group Ltd.*	2,441	13,328
Gray Media, Inc.	13,358	64,653
Ibotta, Inc. "A"*	2,118	48,142
iHeartMedia, Inc. "A"*	18,040	75,046
John Wiley & Sons, Inc. "A"	6,072	185,985
Magnite, Inc.*	20,481	332,407
National CineMedia, Inc. (a)	9,809	38,157
Newsmax, Inc.*	7,080	54,728
Nexxen International Ltd.* (a)	4,936	32,281
Optimum Communications, Inc. "A"*	40,066	66,109
PubMatic, Inc. "A"*	5,556	49,282
Scholastic Corp.	3,077	91,171
Sinclair, Inc.	5,719	87,501
Stagwell, Inc.*	15,563	76,103
TechTarget, Inc.*	4,134	22,324
TEGNA, Inc.	23,539	456,892
The E.W. Scripps Co. "A"*	9,031	36,034
Thryv Holdings, Inc.*	5,779	34,963
USA TODAY Co., Inc.*	21,338	109,891
		4,276,791
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	11,703	54,536
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 3

	Shares	Value ($)
Spok Holdings, Inc.	3,150	41,549
Telephone & Data Systems, Inc.	14,592	598,272
		694,357
Consumer Discretionary 8.9%
Automobile Components 1.1%
Adient PLC*	12,149	232,896
American Axle & Manufacturing Holdings, Inc.*	17,485	112,079
Cooper-Standard Holdings, Inc.*	2,572	84,439
Dana, Inc.	17,269	410,311
Dorman Products, Inc.*	4,068	501,137
Fox Factory Holding Corp.*	6,412	109,709
Garrett Motion, Inc.	23,810	415,008
Gentherm, Inc.*	4,533	164,865
Goodyear Tire & Rubber Co.*	41,341	362,147
Holley, Inc.*	11,293	46,640
LCI Industries	3,481	422,385
Motorcar Parts of America, Inc.*	2,021	24,939
Patrick Industries, Inc.	4,761	516,235
Phinia, Inc.	5,537	347,115
Solid Power, Inc.* (a)	23,164	98,447
Standard Motor Products, Inc.	3,190	117,552
Strattec Security Corp.*	592	45,075
Visteon Corp.	4,019	382,207
XPEL, Inc.*	3,793	189,309
		4,582,495
Automobiles 0.1%
Faraday Future Intelligent Electric, Inc.* (a)	21,117	21,539
Livewire Group, Inc.*	5,587	24,695
Winnebago Industries, Inc.	4,163	168,685
		214,919
Broadline Retail 0.1%
Groupon, Inc.* (a)	3,616	63,678
Kohl's Corp.	16,051	327,601
Savers Value Village, Inc.*	5,825	54,405
		445,684
Distributors 0.1%
GigaCloud Technology, Inc. "A"*	3,769	148,046
Gold.com, Inc.	2,819	95,987
Weyco Group, Inc.	947	28,969
		273,002
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.*	5,283	546,632
American Public Education, Inc.*	2,672	101,002
	Shares	Value ($)
Carriage Services, Inc.	2,130	90,099
Coursera, Inc.*	20,934	154,074
Driven Brands Holdings, Inc.* (a)	9,059	134,254
European Wax Center, Inc. "A"*	4,243	15,275
Frontdoor, Inc.*	10,800	623,052
Graham Holdings Co. "B"	474	520,736
Kindercare Learning Companies, Inc.*	4,846	20,935
Laureate Education, Inc.*	18,692	629,360
Lincoln Educational Services Corp.*	4,554	109,979
Matthews International Corp. "A"	4,493	117,357
McGraw Hill, Inc.* (a)	4,292	70,818
Mister Car Wash, Inc.*	14,784	82,199
Nerdy, Inc.*	8,820	9,173
OneSpaWorld Holdings Ltd.	14,723	305,355
Perdoceo Education Corp.	9,755	286,114
Phoenix Education Partners, Inc.*	687	20,816
Strategic Education, Inc.	3,429	275,006
Stride, Inc.*	6,283	407,955
Udemy, Inc.*	14,299	83,649
Universal Technical Institute, Inc.*	7,082	185,053
		4,788,893
Hotels, Restaurants & Leisure 1.7%
Accel Entertainment, Inc.*	7,516	85,758
Bally's Corp.* (a)	1,463	24,169
Biglari Holdings, Inc. "B"*	101	33,575
BJ's Restaurants, Inc.*	3,049	120,131
Black Rock Coffee Bar, Inc. "A"*	2,418	53,800
Bloomin' Brands, Inc.	12,848	79,272
Brightstar Lottery PLC	15,673	242,618
Brinker International, Inc.*	6,547	939,625
Cracker Barrel Old Country Store, Inc. (a)	3,351	85,115
Dave & Buster's Entertainment, Inc.* (a)	4,166	67,531
Denny's Corp.*	7,779	48,385
Dine Brands Global, Inc. (a)	2,105	67,655
El Pollo Loco Holdings, Inc.*	4,050	42,363
First Watch Restaurant Group, Inc.*	8,183	123,400
Genius Sports Ltd.*	31,999	352,629
Global Business Travel Group, Inc.* (a)	19,495	149,137
Golden Entertainment, Inc.	2,906	79,014
Hilton Grand Vacations, Inc.*	8,812	394,337
Inspired Entertainment, Inc.*	3,762	35,212
Jack in the Box, Inc.	2,583	48,948
Krispy Kreme, Inc. (a)	11,636	46,777
Kura Sushi USA, Inc. "A"* (a)	951	49,766
The accompanying notes are an integral part of the financial statements.

4 |	DWS Small Cap Index VIP

	Shares	Value ($)
Life Time Group Holdings, Inc.*	22,300	592,734
Lindblad Expeditions Holdings, Inc.*	5,621	81,055
Marriott Vacations Worldwide Corp.	4,226	243,798
Monarch Casino & Resort, Inc.	1,936	185,275
Nathan's Famous, Inc.	433	40,516
Navan, Inc. "A"*	5,576	95,238
Papa John's International, Inc.	4,964	191,064
Portillo's, Inc. "A"* (a)	10,026	45,518
Pursuit Attractions & Hospitality, Inc.*	3,185	107,271
RCI Hospitality Holdings, Inc. (a)	1,231	29,347
Red Rock Resorts, Inc. "A"	7,139	442,261
Rush Street Interactive, Inc.*	13,734	266,852
Sabre Corp.*	53,292	72,477
Serve Robotics, Inc.* (a)	8,947	92,870
Shake Shack, Inc. "A"*	5,704	462,994
Six Flags Entertainment Corp.*	14,571	223,519
Super Group SGHC Ltd. (a)	24,187	289,035
Sweetgreen, Inc. "A"*	15,487	104,692
Target Hospitality Corp.*	4,777	38,264
The Cheesecake Factory, Inc. (a)	6,815	344,021
United Parks & Resorts, Inc.*	4,124	149,701
Xponential Fitness, Inc. "A"*	4,237	34,870
		7,302,589
Household Durables 1.6%
Bassett Furniture Industries, Inc.	1,254	21,017
Beazer Homes U.S.A., Inc.*	4,246	86,066
Cavco Industries, Inc.*	1,149	678,760
Century Communities, Inc.	3,952	234,551
Champion Homes, Inc.*	8,357	706,166
Cricut, Inc. "A"	6,952	34,412
Dream Finders Homes, Inc. "A"* (a)	4,335	74,129
Ethan Allen Interiors, Inc.	3,552	81,128
Flexsteel Industries, Inc.	568	22,430
Green Brick Partners, Inc.*	4,684	293,499
Hamilton Beach Brands Holding Co. "A"	1,082	17,799
Helen of Troy Ltd.*	3,458	73,483
Hovnanian Enterprises, Inc. "A"*	720	70,229
Installed Building Products, Inc.	3,426	888,670
KB Home	9,195	518,690
La-Z-Boy, Inc.	6,263	233,422
Legacy Housing Corp.*	1,295	25,278
Leggett & Platt, Inc.	19,247	211,717
	Shares	Value ($)
LGI Homes, Inc.*	2,921	125,486
Lovesac Co.* (a)	2,008	29,618
M/I Homes, Inc.*	3,806	486,978
Meritage Homes Corp.	10,162	668,660
Sonos, Inc.*	17,651	309,952
Taylor Morrison Home Corp.*	14,238	838,191
Traeger, Inc.*	5,469	5,907
Tri Pointe Home, Inc.*	12,259	385,791
		7,122,029
Leisure Products 0.4%
Acushnet Holdings Corp.	4,076	325,346
American Outdoor Brands, Inc.*	1,896	14,656
Clarus Corp.	2,054	6,881
Escalade, Inc.	1,507	20,330
Funko, Inc. "A"*	4,871	16,561
JAKKS Pacific, Inc.	1,406	23,733
Johnson Outdoors, Inc. "A"	794	33,705
Latham Group, Inc.*	6,890	43,752
Malibu Boats, Inc. "A"*	2,834	79,947
Marine Products Corp.	1,298	11,371
MasterCraft Boat Holdings, Inc.*	2,442	46,178
Peloton Interactive, Inc. "A"*	58,184	358,414
Polaris, Inc.	7,845	496,196
Smith & Wesson Brands, Inc.	6,561	64,757
Sturm Ruger & Co., Inc.	2,103	68,663
Topgolf Callaway Brands Corp.*	19,091	222,792
		1,833,282
Specialty Retail 2.2%
1-800-Flowers.com, Inc. "A"* (a)	3,273	12,863
Abercrombie & Fitch Co. "A"*	6,876	865,482
Academy Sports & Outdoors, Inc.	9,760	487,610
Advance Auto Parts, Inc.	8,839	347,373
American Eagle Outfitters, Inc.	23,546	620,908
America's Car-Mart, Inc.* (a)	1,110	28,039
Arhaus, Inc.*	7,669	85,969
Arko Corp.	11,592	52,628
Asbury Automotive Group, Inc.*	2,848	662,245
Bark, Inc.*	13,768	8,295
Barnes & Noble Education, Inc.* (a)	2,279	20,944
Bed Bath & Beyond, Inc.* (a)	10,181	55,588
Boot Barn Holdings, Inc.*	4,536	800,468
Build-a-bear Workshop, Inc. (a)	1,888	115,678
Caleres, Inc.	5,071	61,714
Camping World Holdings, Inc. "A"	9,205	89,565
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 5

	Shares	Value ($)
Citi Trends, Inc.*	723	30,048
Designer Brands, Inc. "A" (a)	4,835	35,924
Envela Corp.*	930	12,443
EVgo, Inc.*	18,624	54,196
Genesco, Inc.*	1,493	36,982
Group 1 Automotive, Inc.	1,810	711,873
Haverty Furniture Companies, Inc.	2,028	47,374
J Jill, Inc.	1,095	15,023
Lands' End, Inc.* (a)	1,243	18,048
MarineMax, Inc.*	2,893	70,097
Monro, Inc.	4,469	89,559
National Vision Holdings, Inc.*	11,641	300,571
OneWater Marine, Inc. "A"*	1,708	18,481
Outdoor Holding Co.*	12,983	22,201
Petco Health & Wellness Co., Inc.*	11,879	33,380
RealReal, Inc.*	14,684	231,713
Revolve Group, Inc.*	6,040	182,348
Sally Beauty Holdings, Inc.*	14,523	207,098
Shoe Carnival, Inc.	2,620	44,226
Signet Jewelers Ltd.	5,887	487,914
Sleep Number Corp.* (a)	2,875	24,322
Sonic Automotive, Inc. "A"	2,261	139,865
Stitch Fix, Inc. "A"*	16,340	85,785
The Buckle, Inc.	4,521	241,512
ThredUp, Inc. "A"*	14,614	93,383
Torrid Holdings, Inc.*	5,038	4,929
Upbound Group, Inc.	8,001	140,498
Urban Outfitters, Inc.*	9,038	680,200
Victoria's Secret & Co.*	10,176	551,234
Warby Parker, Inc. "A"*	14,585	317,807
Winmark Corp.	455	184,248
Zumiez, Inc.*	1,917	49,938
		9,478,589
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*	17,050	416,020
Carter's, Inc.	5,366	174,019
Ermenegildo Zegna NV (a)	9,130	93,583
Figs, Inc. "A"*	13,237	150,372
G-III Apparel Group Ltd.	5,264	152,446
Kontoor Brands, Inc.	8,089	494,157
Lakeland Industries, Inc. (a)	1,410	12,464
Movado Group, Inc.	2,281	47,034
Oxford Industries, Inc.	2,141	73,222
Rocky Brands, Inc.	1,065	31,237
Steven Madden Ltd.	10,524	438,219
Superior Group of Companies, Inc.	1,681	16,272
Wolverine World Wide, Inc.	12,048	218,671
		2,317,716
Consumer Staples 1.8%
Beverages 0.1%
MGP Ingredients, Inc.	2,092	50,836
	Shares	Value ($)
National Beverage Corp.*	3,675	117,196
The Vita Coco Co., Inc*	7,132	378,067
Zevia PBC "A"*	8,063	18,706
		564,805
Consumer Staples Distribution & Retail 0.4%
Grocery Outlet Holding Corp.*	14,337	144,804
HF Foods Group, Inc.*	6,093	13,100
Ingles Markets, Inc. "A"	2,183	149,645
Natural Grocers by Vitamin Cottage, Inc.	1,961	49,123
PriceSmart, Inc.	3,762	461,484
The Andersons, Inc.	4,963	263,883
The Chefs' Warehouse, Inc.*	5,320	331,595
United Natural Foods, Inc.*	9,095	306,228
Village Super Market, Inc. "A"	1,412	49,978
Weis Markets, Inc.	2,030	130,103
		1,899,943
Food Products 0.7%
Alico, Inc.	811	29,504
B&G Foods, Inc. (a)	11,637	50,039
Beyond Meat, Inc.* (a)	56,862	46,627
BRC, Inc. "A"*	14,574	16,177
Calavo Growers, Inc.	2,599	56,528
Cal-Maine Foods, Inc.	6,532	519,751
Dole PLC	12,270	183,927
Forafric Global PLC*	440	4,853
Fresh Del Monte Produce, Inc.	4,940	176,012
Hain Celestial Group, Inc.*	13,916	14,890
J & J Snack Foods Corp.	2,347	212,098
John B. Sanfilippo & Son, Inc.	1,184	83,591
Lifeway Foods, Inc.*	805	19,505
Limoneira Co.	2,568	32,421
Mama's Creations, Inc.*	5,532	74,627
Marzetti Co.	2,969	488,163
Mission Produce, Inc.*	6,462	74,959
Seneca Foods Corp. "A"*	718	79,432
Simply Good Foods Co.*	13,383	268,731
Sunopta, Inc.*	14,554	55,305
Tootsie Roll Industries, Inc.	2,764	101,245
TreeHouse Foods, Inc.*	7,301	172,231
Utz Brands, Inc.	10,754	111,627
Vital Farms, Inc.* (a)	5,225	166,887
Westrock Coffee Co.*	5,351	21,779
		3,060,909
Household Products 0.3%
Central Garden & Pet Co.*	1,225	39,384
Central Garden & Pet Co. "A"*	7,447	217,378
Energizer Holdings, Inc.	9,363	186,230
Oil-Dri Corp. of America	1,457	71,306
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Spectrum Brands Holdings, Inc.	3,470	205,008
WD-40 Co.	1,985	390,846
		1,110,152
Personal Care Products 0.2%
Edgewell Personal Care Co.	6,604	112,598
FitLife Brands, Inc.*	595	9,681
Herbalife Ltd.*	14,833	191,197
Honest Co., Inc.* (a)	14,274	36,827
Interparfums, Inc.	2,780	235,827
Lifevantage Corp. (a)	1,629	10,035
Medifast, Inc.*	1,657	17,697
Nature's Sunshine Products, Inc.*	2,626	56,669
Nu Skin Enterprises, Inc. "A"	7,412	71,303
Olaplex Holdings, Inc.*	22,126	29,649
The Beauty Health Co.*	17,543	24,385
USANA Health Sciences, Inc.*	1,652	32,429
Waldencast PLC "A"*	6,370	11,975
		840,272
Tobacco 0.1%
Ispire Technology, Inc.*	2,118	5,930
Turning Point Brands, Inc.	2,597	281,515
Universal Corp.	3,656	192,854
		480,299
Energy 4.8%
Energy Equipment & Services 1.8%
Archrock, Inc.	25,559	665,045
Atlas Energy Solutions, Inc. (a)	11,626	109,517
Borr Drilling Ltd.*	39,633	159,721
Bristow Group, Inc.*	4,132	151,314
Cactus, Inc. "A"	9,991	456,389
Core Laboratories, Inc.	7,109	113,957
DMC Global, Inc.*	2,765	18,498
Energy Services of America Corp. (a)	1,822	14,886
Expro Group Holdings NV*	12,918	172,455
Flowco Holdings, Inc. "A"	3,025	56,688
Forum Energy Technologies, Inc.*	1,497	55,314
Helix Energy Solutions Group, Inc.*	21,055	132,015
Helmerich & Payne, Inc.	14,172	406,453
Innovex International, Inc.*	5,771	126,212
Kodiak Gas Services, Inc.	12,452	465,705
Liberty Energy, Inc.	23,736	438,167
Mammoth Energy Services, Inc.*	3,702	6,849
Nabors Industries Ltd.* (a)	2,092	113,596
National Energy Services Reunited Corp.*	9,098	142,475
Natural Gas Services Group, Inc.	1,538	51,754
	Shares	Value ($)
Noble Corp. PLC	18,625	525,970
Oceaneering International, Inc.*	14,537	349,324
Oil States International, Inc.*	8,848	59,901
Patterson-UTI Energy, Inc.	51,615	315,368
ProFrac Holding Corp. "A"*	4,117	16,015
ProPetro Holding Corp.*	11,289	107,358
Ranger Energy Services, Inc. "A"	3,029	42,345
RPC, Inc. (a)	13,648	74,245
SEACOR Marine Holdings, Inc.* (a)	3,076	18,517
Seadrill Ltd.*	9,397	325,136
Select Water Solutions, Inc.	14,190	149,279
Solaris Energy Infrastructure, Inc.	6,200	285,014
TETRA Technologies, Inc.*	19,018	178,199
Tidewater, Inc.*	7,236	365,490
Transocean Ltd.*	135,887	561,213
Valaris Ltd.*	9,164	461,866
		7,692,250
Oil, Gas & Consumable Fuels 3.0%
Ardmore Shipping Corp.	5,284	55,958
BKV Corp.*	3,312	89,921
California Resources Corp.	10,741	480,230
Calumet, Inc.*	10,412	206,886
Centrus Energy Corp. "A"* (a)	2,491	604,715
Clean Energy Fuels Corp.*	26,495	55,640
CNX Resources Corp.*	19,281	708,962
Comstock Resources, Inc.* (a)	11,180	259,152
Core Natural Resources, Inc.	7,520	665,595
Crescent Energy Co. "A"	35,560	298,348
CVR Energy, Inc.*	4,667	118,728
Delek U.S. Holdings, Inc.	8,746	259,406
DHT Holdings, Inc.	20,186	246,471
Diversified Energy Co.	9,254	133,998
Dorian LPG Ltd.	5,322	129,537
Empire Petroleum Corp.* (a)	2,521	7,664
Encore Energy Corp.* (a)	28,338	70,278
Energy Fuels, Inc.* (a)	33,714	490,202
Epsilon Energy Ltd.	2,933	13,609
Evolution Petroleum Corp.	4,805	17,010
Excelerate Energy, Inc. "A"	3,409	95,622
FLEX LNG Ltd.*	4,734	118,113
FutureFuel Corp.	3,566	11,376
Gevo, Inc.*	35,502	71,004
Golar LNG Ltd.	14,354	534,112
Granite Ridge Resources, Inc.	8,330	39,151
Green Plains, Inc.*	9,758	95,628
Gulfport Energy Corp.*	2,340	486,697
HighPeak Energy, Inc. (a)	2,800	13,272
Infinity Natural Resources, Inc. "A"*	2,234	32,907
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
International Seaways, Inc.	5,891	286,008
Kinetik Holdings, Inc. (a)	6,719	242,220
Kolibri Global Energy, Inc.*	4,505	17,705
Kosmos Energy Ltd.*	71,387	64,777
Lightbridge Corp.* (a)	3,963	50,092
Magnolia Oil & Gas Corp. "A"	26,474	579,516
Murphy Oil Corp.	19,914	622,313
NACCO Industries, Inc. "A"	601	29,473
Navigator Holdings Ltd.	4,398	76,173
New Fortress Energy, Inc.* (a)	25,936	29,567
NextDecade Corp* (a)	20,490	107,982
NextNRG, Inc.*	2,635	3,821
Nordic American Tankers Ltd.	31,097	106,974
Northern Oil and Gas, Inc.	14,063	301,933
OPAL Fuels, Inc. "A"*	3,219	7,581
Par Pacific Holdings, Inc.*	7,308	256,803
PBF Energy, Inc. "A"	12,322	334,173
Peabody Energy Corp.	18,059	536,352
Prairie Operating Co.* (a)	3,277	5,538
PrimeEnergy Resources Corp.*	51	8,721
REX American Resources Corp.*	4,195	135,582
Riley Exploration Permian, Inc.	2,208	58,291
Sable Offshore Corp.* (a)	11,550	104,181
Sandridge Energy, Inc.	5,537	79,899
Scorpio Tankers, Inc.	6,690	340,053
SFL Corp. Ltd.	17,411	135,980
SM Energy Co.	16,409	306,848
Summit Midstream Corp.*	1,394	37,192
Talos Energy, Inc.*	19,348	213,215
Teekay Corp. Ltd.	7,654	69,116
Teekay Tankers Ltd. "A"	3,648	194,876
Uranium Energy Corp.*	70,616	824,795
Vaalco Energy, Inc.	15,545	56,584
Verde Clean Fuels, Inc.*	668	1,376
Vitesse Energy, Inc. (a)	4,490	86,477
W&T Offshore, Inc.	15,459	25,198
World Kinect Corp.	8,125	190,369
XCF Global, Inc. "A"*	5,317	1,452
		12,939,398
Financials 17.6%
Banks 9.8%
1st Source Corp.	2,803	175,159
ACNB Corp.	1,578	76,296
Amalgamated Financial Corp.	3,350	107,300
Amerant Bancorp, Inc.	5,400	105,354
Ameris Bancorp.	9,797	727,623
Ames National Corp.	1,323	30,376
Arrow Financial Corp.	2,485	78,029
Associated Banc-Corp.	24,241	624,448
	Shares	Value ($)
Atlantic Union Bankshares Corp.	20,993	741,053
Avidbank Holdings, Inc.*	405	10,757
Axos Financial, Inc.*	8,025	691,434
Banc of California, Inc.	18,896	364,504
BancFirst Corp.	3,061	324,527
Bank First Corp.	1,373	167,259
Bank of Hawaii Corp.	5,749	393,059
Bank of Marin Bancorp.	2,243	58,340
Bank of NT Butterfield & Son Ltd.	6,329	315,311
Bank7 Corp.	638	26,145
BankFinancial Corp.	1,667	20,004
BankUnited, Inc.	11,022	491,251
Bankwell Financial Group, Inc.	1,065	48,798
Banner Corp.	5,016	314,303
Bar Harbor Bankshares	2,406	74,706
BayCom Corp.	1,528	44,923
BCB Bancorp., Inc.	2,434	19,642
Beacon Financial Corp.	12,134	319,974
Blue Foundry Bancorp.*	2,679	33,300
Blue Ridge Bankshares, Inc.	10,473	44,720
Bridgewater Bancshares, Inc.*	3,049	53,449
Burke & Herbert Financial Services Corp.	2,039	127,050
Business First Bancshares, Inc.	4,037	105,527
BV Financial, Inc.*	1,156	20,970
Byline Bancorp., Inc.	4,715	137,442
C&F Financial Corp.	472	34,262
Cadence Bank	27,688	1,186,154
California BanCorp.	3,391	63,310
Camden National Corp.	2,568	111,400
Capital Bancorp., Inc	1,686	47,495
Capital City Bank Group, Inc.	2,123	90,376
Capitol Federal Financial, Inc.	17,072	116,260
Carter Bankshares, Inc.*	3,536	69,518
Cathay General Bancorp.	9,690	468,899
CB Financial Services, Inc. (a)	713	24,855
Central Pacific Financial Corp.	3,729	116,196
CF Bankshares, Inc.	590	14,721
Chain Bridge Bancorp, Inc. "A"*	275	9,526
Chemung Financial Corp.	636	35,489
ChoiceOne Financial Services, Inc.	2,190	64,649
Citizens & Northern Corp.	2,553	51,494
Citizens Community Bancorp, Inc.	1,482	26,409
Citizens Financial Services, Inc.	679	38,717
City Holding Co.	2,107	251,154
Civista Bancshares, Inc.	2,862	63,594
CNB Financial Corp.	4,174	109,234
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Coastal Financial Corp.*	1,953	223,794
CoastalSouth Bancshares, Inc.* (a)	691	16,066
Colony Bankcorp, Inc.	2,651	47,241
Columbia Financial, Inc.*	4,061	63,108
Commercial Bancgroup, Inc.*	943	23,160
Community Financial System, Inc.	7,743	444,758
Community Trust Bancorp., Inc.	2,273	128,424
Community West Bancshares	2,472	55,620
ConnectOne Bancorp., Inc.	7,189	188,496
Customers Bancorp., Inc.*	4,661	340,812
CVB Financial Corp.	19,000	353,400
Dime Community Bancshares, Inc.	5,611	168,835
Eagle Bancorp Montana, Inc.	1,135	22,587
Eagle Bancorp., Inc.	4,259	91,228
Eagle Financial Services, Inc.	698	27,777
Eastern Bankshares, Inc.	32,662	601,961
ECB Bancorp, Inc.*	1,180	20,520
Enterprise Financial Services Corp.	5,385	290,790
Equity Bancshares, Inc. "A"	2,248	100,373
Esquire Financial Holdings, Inc.	1,102	112,481
Farmers & Merchants Bancorp., Inc.	1,523	37,649
Farmers National Banc Corp.	4,748	63,243
FB Bancorp, Inc.*	2,733	35,119
FB Financial Corp.	6,118	341,384
Fidelity D&D Bancorp, Inc.	736	32,038
Financial Institutions, Inc.	3,027	94,352
Finward Bancorp	522	18,369
Finwise Bancorp*	1,395	25,026
First BanCorp.	29,379	786,832
First Bancorp., Inc.	1,673	44,234
First Bank	3,259	53,643
First Busey Corp.	12,592	299,564
First Business Financial Services, Inc.	1,224	66,463
First Capital, Inc.	502	29,718
First Commonwealth Financial Corp.	15,780	266,051
First Community Bancshares, Inc.	2,380	80,277
First Community Corp.	1,126	33,386
First Financial Bancorp.	13,722	343,324
First Financial Bankshares, Inc.	19,751	589,962
First Financial Corp.	1,712	103,439
First Foundation, Inc.*	8,063	49,668
First Internet Bancorp.	1,160	24,209
First Interstate BancSystem, Inc. "A"	13,102	453,329
First Merchants Corp.	8,469	317,418
	Shares	Value ($)
First Mid Bancshares, Inc.	3,272	127,608
First National Corp.	1,191	30,061
First Savings Financial Group, Inc.	858	27,336
First United Corp.	928	34,744
First Western Financial, Inc.*	1,244	33,352
Firstsun Capital Bancorp*	1,937	72,899
Five Star Bancorp.	2,307	82,544
Flagstar Bank NA	44,825	564,347
Flushing Financial Corp.	4,814	73,028
Franklin Financial Services Corp.	642	32,228
FS Bancorp, Inc.	794	32,689
Fulton Financial Corp.	26,623	514,623
FVCBankcorp, Inc.	2,284	31,770
GBank Financial Holdings, Inc.*	1,384	46,904
German American Bancorp., Inc.	5,160	202,169
Glacier Bancorp., Inc.	18,964	835,364
Great Southern Bancorp., Inc.	1,262	77,689
Greene County Bancorp., Inc.	1,119	24,875
Hancock Whitney Corp.	12,566	800,203
Hanmi Financial Corp.	4,541	122,743
Hanover Bancorp, Inc.	729	16,847
Hawthorn Bancshares, Inc.	892	31,113
HBT Financial, Inc.	1,711	44,229
Heritage Commerce Corp.	8,899	106,877
Heritage Financial Corp.	4,645	109,854
Hilltop Holdings, Inc.	6,497	220,508
Hingham Institution For Savings (a)	253	71,842
Home Bancorp., Inc.	1,029	59,476
Home BancShares, Inc.	28,134	781,563
HomeTrust Bancshares, Inc.	2,376	102,025
Hope Bancorp., Inc.	18,675	204,678
Horizon Bancorp, Inc.	7,485	126,946
Independent Bank Corp.	10,314	632,341
International Bancshares Corp.	8,080	536,835
Investar Holding Corp.	1,387	37,061
John Marshall Bancorp, Inc.	1,953	39,040
Kearny Financial Corp.	7,267	53,848
Lakeland Financial Corp.	3,750	213,975
Landmark Bancorp, Inc.	735	19,250
LCNB Corp.	2,080	34,091
LINKBANCORP, Inc.	3,100	25,606
Live Oak Bancshares, Inc.	5,336	183,292
MainStreet Bancshares, Inc.	1,071	21,806
Mechanics Bancorp "A"	7,232	105,804
Mercantile Bank Corp.	2,378	114,382
Meridian Corp.	1,406	24,717
Metrocity Bankshares, Inc.	2,983	79,169
Metropolitan Bank Holding Corp.	1,383	105,606
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Mid Penn Bancorp, Inc.	2,935	91,044
Middlefield Banc Corp.	1,080	37,303
Midland States Bancorp., Inc.	3,075	65,098
MidWestOne Financial Group, Inc.	2,446	94,171
MVB Financial Corp.	1,667	43,059
National Bank Holdings Corp. "A"	5,724	217,569
National Bankshares, Inc.	895	30,009
NB Bancorp, Inc.	6,157	122,043
NBT Bancorp., Inc.	7,366	305,836
Nicolet Bankshares, Inc.	1,977	239,810
Northeast Bank	1,110	115,362
Northeast Community Bancorp, Inc.	1,787	40,404
Northfield Bancorp., Inc.	5,511	62,991
Northpointe Bancshares, Inc.	2,909	48,813
Northrim BanCorp., Inc.	3,320	88,345
Northwest Bancshares, Inc.	22,035	264,420
Norwood Financial Corp.	1,325	37,166
Oak Valley Bancorp.	1,057	31,773
OceanFirst Financial Corp.	8,264	148,339
OFG Bancorp.	6,572	269,321
Ohio Valley Banc Corp.	583	23,308
Old National Bancorp.	52,022	1,160,611
Old Second Bancorp., Inc.	7,597	148,141
OP Bancorp.	1,823	25,741
Orange County Bancorp, Inc.	1,750	49,962
Origin Bancorp, Inc.	4,165	156,646
Orrstown Financial Services, Inc.	2,792	98,893
Park National Corp.	2,193	333,731
Parke Bancorp., Inc.	1,456	36,458
Pathward Financial, Inc.	3,289	233,519
Patriot National Bancorp, Inc.*	10,062	18,313
PCB Bancorp.	1,556	33,687
Peapack-Gladstone Financial Corp.	2,456	68,400
Peoples Bancorp of North Carolina, Inc.	623	22,553
Peoples Bancorp., Inc.	4,831	145,075
Peoples Financial Services Corp.	1,374	66,928
Pioneer Bancorp., Inc.*	1,654	22,296
Plumas Bancorp.	926	41,383
Ponce Financial Group, Inc.*	3,041	49,720
Preferred Bank (a)	1,771	167,236
Primis Financial Corp.	3,150	43,817
Princeton Bancorp, Inc.	844	29,278
Provident Financial Services, Inc.	18,532	366,007
QCR Holdings, Inc.	2,363	196,838
RBB Bancorp.	2,280	47,059
Red River Bancshares, Inc.	710	50,715
Renasant Corp.	13,781	485,367
	Shares	Value ($)
Republic Bancorp., Inc. "A"	1,283	88,514
Rhinebeck Bancorp, Inc.*	672	8,077
Richmond Mutual Bancorp., Inc.	1,391	19,530
Riverview Bancorp., Inc.	3,140	15,763
S&T Bancorp., Inc.	5,723	225,200
SB Financial Group, Inc.	919	20,466
Seacoast Banking Corp. of Florida	12,733	400,071
ServisFirst Bancshares, Inc.	7,575	543,809
Shore Bancshares, Inc.	4,738	83,768
Sierra Bancorp.	1,844	60,262
Simmons First National Corp. "A"	20,834	392,721
SmartFinancial, Inc.	2,240	82,858
Sound Financial Bancorp, Inc.	324	14,136
South Plains Financial, Inc.	1,978	76,746
Southern First Bancshares, Inc.*	1,184	61,000
Southern Missouri Bancorp., Inc.	1,482	87,616
Southside Bancshares, Inc.	4,348	132,136
SR Bancorp, Inc. (a)	1,199	18,872
Stellar Bancorp, Inc.	7,111	220,014
Sterling Bancorp., Inc.* (b)	3,460	0
Stock Yards Bancorp., Inc.	3,991	259,215
Texas Capital Bancshares, Inc.*	6,667	603,630
The Bancorp, Inc.*	6,213	419,502
Third Coast Bancshares, Inc.*	1,985	75,450
Timberland Bancorp., Inc.	1,157	41,421
Tompkins Financial Corp.	1,862	135,032
TowneBank	10,726	357,927
TriCo Bancshares	4,572	216,576
Triumph Financial, Inc.*	3,430	214,821
TrustCo Bank Corp. NY	2,793	115,435
Trustmark Corp.	8,329	324,415
UMB Financial Corp.	10,806	1,243,122
Union Bankshares, Inc.	561	13,313
United Bankshares, Inc.	20,867	801,293
United Community Banks, Inc.	17,831	556,684
United Security Bancshares	2,092	21,066
Unity Bancorp., Inc.	1,114	57,616
Univest Financial Corp.	4,137	135,445
USCB Financial Holdings, Inc.	1,626	29,951
Valley National Bancorp.	71,810	838,741
Virginia National Bankshares Corp.	728	29,011
WaFd, Inc.	11,547	369,850
Washington Trust Bancorp., Inc.	2,882	85,163
WesBanco, Inc.	13,915	462,535
West BanCorp, Inc.	2,232	49,528
Westamerica BanCorp.	3,583	171,375
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Western New England Bancorp, Inc.	2,558	32,282
WSFS Financial Corp.	8,162	450,869
		42,384,215
Capital Markets 1.8%
Acadian Asset Management, Inc.	4,070	191,290
AlTi Global, Inc.* (a)	6,575	30,508
Artisan Partners Asset Management, Inc. "A"	9,094	370,490
Bakkt Holdings, Inc.*	2,168	21,767
BGC Group, Inc. "A"	53,155	474,674
Cohen & Steers, Inc.	4,154	260,788
Diamond Hill Investment Group, Inc.	380	64,410
DigitalBridge Group, Inc.	26,281	403,151
Donnelley Financial Solutions, Inc.*	3,803	177,562
Forge Global Holdings, Inc.*	1,588	70,761
GCM Grosvenor, Inc. "A"	7,809	88,398
Innventure, Inc.*	4,044	16,904
Marex Group PLC	8,083	310,064
MarketWise, Inc.	356	5,347
Miami International Holdings, Inc.* (a)	3,527	156,528
Moelis & Co. "A"	10,975	754,422
Open Lending Corp.*	15,988	24,781
P10, Inc. "A"	8,825	86,573
Patria Investments Ltd. "A"	9,826	156,135
Perella Weinberg Partners	9,246	159,956
Piper Sandler Companies	2,582	877,131
PJT Partners, Inc. "A"	3,406	569,483
Siebert Financial Corp.*	2,202	7,729
Silvercrest Asset Management Group, Inc. "A"	851	12,927
StepStone Group, Inc. "A"	10,277	659,475
StoneX Group, Inc.*	7,261	690,739
Value Line, Inc.	119	4,573
Victory Capital Holdings, Inc. "A"	6,477	408,634
Virtus Investment Partners, Inc.	951	155,156
Webull Corp.*	40,925	317,987
Westwood Holdings Group, Inc.	1,138	19,585
WisdomTree, Inc. (a)	17,944	218,737
		7,766,665
Consumer Finance 1.1%
Atlanticus Holdings Corp.*	807	54,029
Bread Financial Holdings, Inc.	6,710	496,741
Consumer Portfolio Services, Inc.* (a)	1,314	12,260
Dave, Inc.*	1,532	339,200
Encore Capital Group, Inc.*	3,341	181,583
Enova International, Inc.*	3,550	558,060
	Shares	Value ($)
FirstCash Holdings, Inc.	5,873	936,039
Green Dot Corp. "A"*	8,194	104,965
Jefferson Capital, Inc.	1,164	26,004
LendingClub Corp.*	16,903	320,143
LendingTree, Inc.*	1,714	90,996
Medallion Financial Corp.	2,502	25,745
Navient Corp.	10,006	130,078
Nelnet, Inc. "A"	1,683	223,772
NerdWallet, Inc. "A"*	6,106	82,736
Oportun Financial Corp.*	5,919	31,311
OppFi, Inc. (a)	3,732	39,037
PRA Group, Inc.*	6,005	106,228
PROG Holdings, Inc.	5,971	176,085
Regional Management Corp.	1,389	53,824
Upstart Holdings, Inc.* (a)	12,668	553,972
Vroom, Inc.*	177	3,519
World Acceptance Corp.*	439	61,631
		4,607,958
Financial Services 2.1%
Acacia Research Corp.*	5,032	18,820
Alerus Financial Corp.	3,552	79,991
Banco Latinoamericano de Comercio Exterior SA	4,137	184,510
Better Home & Finance Holding Co.* (a)	750	24,435
Burford Capital Ltd.	30,176	269,170
Cannae Holdings, Inc.	6,760	106,335
Cantaloupe, Inc.*	8,348	88,656
Cass Information Systems, Inc.	1,839	76,355
Compass Diversified Holdings	10,138	48,662
Enact Holdings, Inc.	4,234	167,836
Essent Group Ltd.	14,075	915,016
EVERTEC, Inc.	9,475	275,628
Federal Agricultural Mortgage Corp. "C"	1,397	245,271
Finance of America Companies, Inc. "A"*	690	16,705
Flywire Corp.*	17,801	252,062
HA Sustainable Infrastructure Capital, Inc.	18,040	566,997
International Money Express, Inc.*	4,159	63,882
Jackson Financial, Inc. "A"	10,228	1,090,816
loanDepot, Inc. "A"*	12,496	25,867
Marqeta, Inc. "A"*	53,351	253,417
Merchants Bancorp.	3,880	132,153
NCR Atleos Corp.*	10,761	410,102
NewtekOne, Inc.	3,233	36,694
NMI Holdings, Inc.*	11,414	465,577
Onity Group, Inc.*	954	43,684
Pagseguro Digital Ltd. "A"	27,193	262,140
Payoneer Global, Inc.*	41,653	234,090
Paysafe Ltd.* (a)	4,812	38,929
Paysign, Inc.*	5,141	26,476
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
PennyMac Financial Services, Inc.	4,345	572,845
Priority Technology Holdings, Inc.*	3,835	20,901
Radian Group, Inc.	20,244	728,581
Remitly Global, Inc.*	25,097	346,339
Repay Holdings Corp.*	9,768	35,653
Security National Financial Corp. "A"*	2,387	21,507
Sezzle, Inc.* (a)	2,416	153,356
StoneCo., Ltd. "A"*	36,914	545,958
SWK Holdings Corp.	529	9,099
Triller Group, Inc.* (a)	15,616	500
Velocity Financial, Inc.*	1,689	35,064
Walker & Dunlop, Inc.	4,950	297,742
Waterstone Financial, Inc.	2,274	37,635
		9,225,456
Insurance 2.0%
Abacus Global Management, Inc. (a)	6,100	52,155
American Coastal Insurance Corp. "C"	3,816	48,196
American Integrity Insurance Group, Inc.*	1,205	25,100
AMERISAFE, Inc.	2,874	110,390
Aspen Insurance Holdings Ltd. "A"*	2,356	87,408
Ategrity Specialty Holdings LLC*	962	20,212
Baldwin Insurance Group, Inc.*	10,519	252,772
Bowhead Specialty Holdings, Inc.*	2,609	74,461
Citizens, Inc.* (a)	6,958	33,607
CNO Financial Group, Inc.	14,117	599,549
Crawford & Co. "A"	2,341	26,336
Donegal Group, Inc. "A"	2,525	50,450
eHealth, Inc.*	4,416	20,314
Employers Holdings, Inc.	3,299	142,418
F&G Annuities & Life, Inc.	5,482	169,120
Fidelis Insurance Holdings Ltd.	8,182	160,122
Genworth Financial, Inc.*	59,550	537,736
GoHealth, Inc. "A"*	701	1,507
Goosehead Insurance, Inc. "A"	3,539	260,647
Greenlight Capital Re Ltd. "A"*	3,997	58,276
Hamilton Insurance Group Ltd. "B"*	6,619	184,670
HCI Group, Inc.	1,593	305,362
Heritage Insurance Holdings, Inc.*	3,666	107,267
Hippo Holdings, Inc.*	2,740	82,419
Horace Mann Educators Corp.	6,060	279,851
Investors Title Co.	219	54,671
	Shares	Value ($)
James River Group Holdings, Inc.	5,625	35,775
Kestrel Group Ltd.*	403	4,127
Kingstone Companies, Inc.	1,708	28,746
Kingsway Financial Services, Inc.*	3,193	42,946
Lemonade, Inc.* (a)	8,949	636,990
MBIA, Inc.*	7,039	50,399
Mercury General Corp.	4,025	378,591
NI Holdings, Inc.*	944	12,555
Octave Specialty Group, Inc.*	6,538	50,866
Oscar Health, Inc. "A"*	29,208	419,719
Palomar Holdings, Inc.*	3,868	521,252
ProAssurance Corp.*	7,702	186,080
Root, Inc. "A"*	1,833	132,398
Safety Insurance Group, Inc.	2,085	162,442
Selective Insurance Group, Inc.	8,936	747,675
Selectquote, Inc.*	21,145	29,814
SiriusPoint Ltd.*	15,309	335,114
Skyward Specialty Insurance Group, Inc.*	5,422	277,118
Slide Insurance Holdings, Inc.*	4,024	78,388
Stewart Information Services Corp.	4,173	293,195
Tiptree, Inc.	3,622	66,174
Trupanion, Inc.*	5,618	209,945
United Fire Group, Inc.	3,158	114,793
Universal Insurance Holdings, Inc.	3,799	128,406
		8,688,524
Mortgage Real Estate Investment Trusts (REITs) 0.8%
ACRES Commercial Realty Corp. *	980	20,913
Adamas Trust, Inc.	13,061	95,345
Advanced Flower Capital, Inc.	2,753	7,846
Angel Oak Mortgage REIT, Inc.	1,894	16,307
Apollo Commercial Real Estate Finance, Inc.	20,533	198,759
Arbor Realty Trust, Inc. (a)	28,989	224,955
Ares Commercial Real Estate Corp. (a)	8,243	39,402
ARMOUR Residential REIT, Inc.	16,842	297,935
Blackstone Mortgage Trust, Inc. "A"	23,198	443,778
BrightSpire Capital, Inc.	19,493	109,161
Chicago Atlantic Real Estate Finance, Inc.	2,723	33,384
Chimera Investment Corp.	11,745	145,990
Claros Mortgage Trust, Inc. *	13,672	41,836
Dynex Capital, Inc.	21,223	297,334
Ellington Financial, Inc.	14,757	200,400
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Franklin BSP Realty Trust, Inc.	12,457	124,944
Invesco Mortgage Capital, Inc. (a)	10,682	89,836
KKR Real Estate Finance Trust, Inc.	7,919	65,094
Ladder Capital Corp.	17,303	190,160
Lument Finance Trust, Inc. (a)	7,165	10,103
MFA Financial, Inc.	15,534	144,621
Nexpoint Real Estate Finance, Inc.	1,251	17,614
Orchid Island Capital, Inc. (a)	22,125	159,300
PennyMac Mortgage Investment Trust	12,943	162,435
Ready Capital Corp. (a)	21,593	47,073
Redwood Trust, Inc.	18,975	104,932
Rithm Property Trust, Inc.	1,043	17,293
Seven Hills Realty Trust	3,388	30,153
Sunrise Realty Trust, Inc.	1,527	14,400
TPG Mortgage Investment Trust, Inc.	4,203	35,810
TPG RE Finance Trust, Inc.	10,186	87,701
Two Harbors Investment Corp.	15,787	165,763
		3,640,577
Health Care 18.6%
Biotechnology 9.3%
4D Molecular Therapeutics, Inc.*	6,062	45,465
Abeona Therapeutics, Inc.* (a)	6,680	35,204
Absci Corp.*	19,887	69,406
ACADIA Pharmaceuticals, Inc.*	18,360	490,396
Actuate Therapeutics, Inc.*	905	5,539
ADC Therapeutics SA*	12,839	45,322
ADMA Biologics, Inc.*	34,248	624,683
Agios Pharmaceuticals, Inc.*	8,572	233,330
Akebia Therapeutics, Inc.*	38,289	61,645
Aldeyra Therapeutics, Inc.*	8,488	43,968
Alector, Inc.*	10,436	16,280
Alkermes PLC*	23,945	669,981
Allogene Therapeutics, Inc.*	23,977	32,848
Altimmune, Inc.*	11,981	43,251
Amicus Therapeutics, Inc.*	43,819	623,983
AnaptysBio, Inc.*	2,763	133,950
Anavex Life Sciences Corp.*	12,804	45,582
Anika Therapeutics, Inc.*	2,025	19,460
Annexon, Inc.*	14,304	71,806
Apogee Therapeutics, Inc.*	5,773	435,746
Arbutus Biopharma Corp.*	22,659	108,990
Arcellx, Inc.*	5,028	327,826
Arcturus Therapeutics Holdings, Inc.* (a)	3,797	23,276
Arcus Biosciences, Inc.*	11,539	274,974
	Shares	Value ($)
Arcutis Biotherapeutics, Inc.*	16,099	467,515
Ardelyx, Inc.*	35,709	208,183
ArriVent Biopharma, Inc.*	4,433	89,192
Arrowhead Pharmaceuticals, Inc.*	19,634	1,303,501
ARS Pharmaceuticals, Inc.* (a)	8,942	104,174
Astria Therapeutics, Inc.*	6,182	80,922
aTyr Pharma, Inc.*	13,311	10,424
Aura Biosciences, Inc.*	6,587	35,899
Aurinia Pharmaceuticals, Inc.*	17,673	281,884
Avidity Biosciences, Inc.*	17,129	1,235,515
Avita Medical, Inc.*	1,811	6,248
Beam Therapeutics, Inc.*	14,080	390,298
Benitec Biopharma, Inc.*	2,214	29,823
Bicara Therapeutics, Inc.*	4,512	75,937
BioCryst Pharmaceuticals, Inc.*	31,710	247,338
Biohaven Ltd.*	13,565	153,149
BridgeBio Pharma, Inc.*	23,446	1,793,385
Bright Minds Biosciences, Inc.*	761	59,388
Candel Therapeutics, Inc.* (a)	6,018	34,002
Capricor Therapeutics, Inc.*	5,530	159,596
Cardiff Oncology, Inc.* (a)	8,596	24,155
CareDx, Inc.*	7,552	142,280
Cartesian Therapeutics, Inc.*	1,600	11,536
Catalyst Pharmaceuticals, Inc.*	16,987	396,477
Celcuity, Inc.*	4,755	474,264
Celldex Therapeutics, Inc.*	9,473	257,287
CG oncology, Inc.*	8,379	347,896
Cidara Therapeutics, Inc.*	2,903	641,244
Cogent Biosciences, Inc.*	20,528	729,155
Coherus Oncology, Inc.*	15,322	21,757
Compass Therapeutics, Inc.*	19,559	105,032
Corvus Pharmaceuticals, Inc.*	8,966	69,038
CRISPR Therapeutics AG* (a)	12,865	674,641
Cullinan Therapeutics, Inc.*	8,083	83,659
Cytokinetics, Inc.*	17,250	1,096,065
Day One Biopharmaceuticals, Inc.*	11,306	105,372
Denali Therapeutics, Inc.*	19,411	320,476
Design Therapeutics, Inc.*	3,596	33,730
DiaMedica Therapeutics, Inc.* (a)	4,802	38,224
Dianthus Therapeutics, Inc.*	3,663	150,952
Disc Medicine, Inc.*	3,697	293,579
Dynavax Technologies Corp.*	15,037	231,269
Dyne Therapeutics, Inc.*	18,148	354,975
Editas Medicine, Inc.*	13,132	26,921
Eledon Pharmaceuticals, Inc.*	8,957	13,525
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Emergent BioSolutions, Inc.*	7,461	92,218
Enanta Pharmaceuticals, Inc.*	4,068	64,152
Entrada Therapeutics, Inc.*	3,742	38,468
Erasca, Inc.*	26,205	97,483
Fate Therapeutics, Inc.*	15,858	15,582
Fennec Pharmaceuticals, Inc.* (a)	3,733	28,744
Foghorn Therapeutics, Inc.*	5,062	27,335
Geron Corp.*	82,732	109,206
Gossamer Bio, Inc.*	29,055	90,070
GRAIL, Inc.*	5,188	444,041
Greenwich Lifesciences, Inc.* (a)	959	20,149
Gyre Therapeutics, Inc.*	1,352	9,545
Heron Therapeutics, Inc.* (a)	23,391	30,408
Humacyte, Inc.* (a)	23,802	22,862
Ideaya Biosciences, Inc.*	11,772	406,958
ImmunityBio, Inc.* (a)	44,171	87,459
Immunome, Inc.* (a)	14,038	301,536
Immunovant, Inc.*	10,265	260,936
Inhibikase Therapeutics, Inc.*	9,223	18,907
Inhibrx Biosciences, Inc.* (a)	1,379	108,941
Inmune Bio, Inc.*	3,529	5,505
Intellia Therapeutics, Inc.* (a)	15,063	135,416
Iovance Biotherapeutics, Inc.*	45,984	125,536
Ironwood Pharmaceuticals, Inc.*	23,614	79,579
Jade Biosciences, Inc.	6,939	107,069
Janux Therapeutics, Inc.*	6,407	88,417
KalVista Pharmaceuticals, Inc.*	5,835	94,235
Keros Therapeutics, Inc.*	4,192	85,349
Kodiak Sciences, Inc.*	4,908	137,228
Korro Bio, Inc.*	966	7,738
Krystal Biotech, Inc.*	3,663	903,076
Kura Oncology, Inc.*	12,108	125,802
Kymera Therapeutics, Inc.*	8,343	649,169
Larimar Therapeutics, Inc.*	7,374	28,095
Lexeo Therapeutics, Inc.*	9,425	93,590
Madrigal Pharmaceuticals, Inc.*	2,749	1,600,853
MannKind Corp.*	45,261	256,630
MapLight Therapeutics, Inc.*	2,540	44,615
MeiraGTx Holdings PLC*	6,362	50,578
MiMedx Group, Inc.*	17,987	121,772
Mineralys Therapeutics, Inc.*	7,011	254,429
Mirum Pharmaceuticals, Inc.*	6,062	478,837
Monopar Therapeutics, Inc.*	681	44,469
Monte Rosa Therapeutics, Inc.*	7,051	110,560
Myriad Genetics, Inc.*	13,881	85,368
Neurogene, Inc.* (a)	1,430	29,458
	Shares	Value ($)
Nkarta, Inc.*	6,322	11,696
Novavax, Inc.* (a)	22,174	149,009
Nurix Therapeutics, Inc.*	14,674	278,366
Nuvalent, Inc. "A"*	7,399	744,265
Nuvectis Pharma, Inc.*	1,973	14,896
Olema Pharmaceuticals, Inc.*	8,772	219,300
Organogenesis Holdings, Inc.*	10,232	53,002
ORIC Pharmaceuticals, Inc.*	9,877	80,794
Oruka Therapeutics, Inc.*	5,780	175,192
Palvella Therapeutics, Inc.*	1,012	105,926
Perspective Therapeutics, Inc.*	9,192	25,278
Praxis Precision Medicines, Inc.*	3,332	982,074
Precigen, Inc.* (a)	26,907	112,471
Prime Medicine, Inc.* (a)	14,834	51,474
Protagonist Therapeutics, Inc.*	8,597	750,862
Protalix BioTherapeutics, Inc.*	10,693	19,247
Protara Therapeutics, Inc.*	4,940	26,330
Prothena Corp. PLC*	6,033	57,615
PTC Therapeutics, Inc.*	11,450	869,742
Puma Biotechnology, Inc.*	6,653	39,585
Recursion Pharmaceuticals, Inc. "A"* (a)	55,072	225,244
REGENXBIO, Inc.*	6,923	99,691
Relay Therapeutics, Inc.*	20,506	173,481
Replimune Group, Inc.*	10,316	100,272
Rezolute, Inc.*	11,726	27,673
Rhythm Pharmaceuticals, Inc.*	7,814	836,411
Rigel Pharmaceuticals, Inc.*	2,674	114,527
Rocket Pharmaceuticals, Inc.*	13,138	46,114
Sana Biotechnology, Inc.* (a)	24,724	100,627
Savara, Inc.*	21,202	127,848
Scholar Rock Holding Corp.*	12,212	537,939
SELLAS Life Sciences Group, Inc.* (a)	18,516	69,805
Sionna Therapeutics, Inc.* (a)	2,406	98,983
Soleno Therapeutics, Inc.*	6,928	320,766
Solid Biosciences, Inc.*	8,909	50,247
Spyre Therapeutics, Inc.*	10,180	333,497
Stoke Therapeutics, Inc.*	6,807	216,054
Syndax Pharmaceuticals, Inc.*	12,518	263,003
Tango Therapeutics, Inc.* (a)	15,913	140,989
Taysha Gene Therapies, Inc.*	33,099	182,044
Tectonic Therapeutic, Inc.* (a)	1,681	35,066
Tevogen Bio Holdings, Inc.*	3,193	1,057
TG Therapeutics, Inc.*	21,417	638,441
Tonix Pharmaceuticals Holding Corp.*	1,727	26,976
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Travere Therapeutics, Inc.*	12,133	463,602
TriSalus Life Sciences, Inc.*	4,113	28,709
TuHURA Biosciences, Inc.*	3,913	2,961
Twist Bioscience Corp.*	8,952	283,957
Tyra Biosciences, Inc.*	3,900	102,531
Upstream Bio, Inc.*	4,972	134,990
UroGen Pharma Ltd.*	5,592	130,965
Vanda Pharmaceuticals, Inc.*	8,230	72,589
Vaxcyte, Inc.*	16,898	779,674
Vera Therapeutics, Inc.*	8,207	415,602
Veracyte, Inc.*	11,539	485,792
Verastem, Inc.*	7,984	61,636
Vericel Corp.*	7,619	274,360
Vir Biotechnology, Inc.*	13,452	81,116
Viridian Therapeutics, Inc.*	11,974	372,631
Voyager Therapeutics, Inc.*	7,297	28,677
Xencor, Inc.*	10,220	156,468
Xenon Pharmaceuticals, Inc.*	11,182	501,177
XOMA Royalty Corp.* (a)	1,449	38,529
Zenas Biopharma, Inc.* (a)	2,821	102,430
Zymeworks, Inc.*	7,498	197,422
		40,160,863
Health Care Equipment & Supplies 2.7%
Accuray, Inc.*	15,017	12,383
Acme United Corp.	517	20,840
Alphatec Holdings, Inc.*	17,398	366,054
AngioDynamics, Inc.*	5,742	73,727
Anteris Technologies Global Corp.*	5,129	25,594
Artivion, Inc.*	6,288	286,796
AtriCure, Inc.*	7,330	289,975
Avanos Medical, Inc.*	6,693	75,162
Axogen, Inc.*	6,616	216,542
Beta Bionics, Inc.* (a)	5,815	177,183
Bioventus, Inc. "A"*	7,079	52,668
Butterfly Network, Inc.*	29,432	111,842
CapsoVision, Inc.*	831	8,883
Carlsmed, Inc.*	1,014	12,523
Ceribell, Inc.*	3,815	83,663
Cerus Corp.*	27,766	57,198
ClearPoint Neuro, Inc.* (a)	3,996	54,665
CONMED Corp.	4,635	188,181
CVRx, Inc.*	2,195	15,584
Delcath Systems, Inc.*	4,273	43,157
Electromed, Inc.*	1,066	31,042
Embecta Corp.	8,931	106,100
Enovis Corp.*	8,663	230,782
Glaukos Corp.*	8,251	931,620
Haemonetics Corp.*	7,118	570,508
ICU Medical, Inc.*	3,546	505,908
Inogen, Inc.*	3,680	24,730
Integer Holdings Corp.*	5,156	404,385
	Shares	Value ($)
Integra LifeSciences Holdings Corp.*	9,623	119,518
iRadimed Corp.	1,189	115,666
iRhythm Technologies, Inc.*	4,698	833,613
Kestra Medical Technologies Ltd.* (a)	2,932	77,757
KORU Medical Systems, Inc.*	6,492	37,719
Lantheus Holdings, Inc.*	9,889	658,113
LeMaitre Vascular, Inc.	3,164	256,600
LENSAR, Inc.*	1,451	16,875
LivaNova PLC*	8,014	493,101
Lucid Diagnostics, Inc.*	10,564	11,515
Merit Medical Systems, Inc.*	8,585	756,682
Myomo, Inc.*	4,994	4,545
Neogen Corp.*	32,644	228,182
Neuronetics, Inc.* (a)	5,578	7,698
NeuroPace, Inc.*	3,698	57,097
Novocure Ltd.*	15,328	198,191
Omnicell, Inc.*	6,832	309,490
OraSure Technologies, Inc.*	11,592	28,053
Orthofix Medical, Inc.*	5,274	79,954
OrthoPediatrics Corp.*	2,415	42,890
Outset Medical, Inc.*	2,481	9,204
PROCEPT BioRobotics Corp.*	7,969	250,705
Pro-Dex, Inc.*	328	12,621
Pulmonx Corp.*	5,883	13,001
Pulse Biosciences, Inc.* (a)	2,705	37,140
QuidelOrtho Corp.*	9,899	282,715
RxSight, Inc.*	5,267	54,882
Sanara Medtech, Inc.*	435	10,157
SANUWAVE Health, Inc.*	1,076	32,108
Semler Scientific, Inc.*	1,820	27,828
Shoulder Innovations, Inc.*	707	10,110
SI-BONE, Inc.*	5,811	114,593
Sight Sciences, Inc.*	6,056	48,024
STAAR Surgical Co.*	7,554	174,422
Stereotaxis, Inc.*	8,864	20,387
Tactile Systems Technology, Inc.*	3,458	100,282
Tandem Diabetes Care, Inc.*	10,040	220,679
TransMedics Group, Inc.*	4,953	602,532
Treace Medical Concepts, Inc.*	7,338	17,978
UFP Technologies, Inc.*	1,139	252,892
Utah Medical Products, Inc.	448	25,070
Varex Imaging Corp.*	6,149	71,636
		11,699,920
Health Care Providers & Services 3.2%
AdaptHealth Corp.*	15,427	153,653
Addus HomeCare Corp.*	2,704	290,383
agilon health, Inc.*	47,105	32,441
AirSculpt Technologies, Inc.*	2,527	5,003
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Alignment Healthcare, Inc.*	24,963	493,019
AMN Healthcare Services, Inc.*	5,745	90,541
Ardent Health, Inc.*	3,528	31,152
Astrana Health, Inc.*	5,875	145,759
Aveanna Healthcare Holdings, Inc.*	10,342	84,494
BrightSpring Health Services, Inc.*	16,376	613,281
Brookdale Senior Living, Inc.*	34,477	372,007
Castle Biosciences, Inc.*	4,352	169,293
Clover Health Investments Corp.* (a)	60,893	143,099
Community Health Systems, Inc.*	19,767	61,673
Concentra Group Holdings Parent, Inc.	16,860	331,805
CorVel Corp.*	4,275	289,289
Cross Country Healthcare, Inc.*	4,735	38,354
DocGo, Inc.*	13,691	12,018
Enhabit, Inc.*	7,576	69,851
Fulgent Genetics, Inc.*	3,179	83,512
GeneDx Holdings Corp.*	2,823	367,159
Guardant Health, Inc.*	17,977	1,836,171
Guardian Pharmacy Services, Inc. "A"*	3,362	101,163
HealthEquity, Inc.*	12,616	1,155,752
Hims & Hers Health, Inc.* (a)	30,310	984,166
Innovage Holding Corp.*	2,744	14,241
LifeStance Health Group, Inc.*	24,839	174,867
Nano-X Imaging Ltd.* (a)	9,837	27,544
National HealthCare Corp.	1,926	264,035
National Research Corp.	1,917	35,982
NeoGenomics, Inc.*	18,802	221,112
Nutex Health, Inc.*	507	83,462
Omada Health, Inc.*	1,395	22,013
Oncology Institute, Inc.*	9,143	32,549
OPKO Health, Inc.*	62,199	78,371
Option Care Health, Inc.*	23,544	750,112
Owens & Minor, Inc.*	11,285	31,598
PACS Group, Inc.*	6,455	247,807
Pediatrix Medical Group, Inc.*	12,779	273,343
Privia Health Group, Inc.*	16,840	399,276
Progyny, Inc.*	11,269	289,388
RadNet, Inc.*	10,054	717,353
SBC Medical Group Holdings, Inc.*	840	3,620
Select Medical Holdings Corp.	16,000	237,600
Sonida Senior Living, Inc.*	843	27,490
Strata Critical Medical, Inc.*	9,833	47,297
Surgery Partners, Inc.*	11,731	181,244
Talkspace, Inc.*	21,745	78,934
	Shares	Value ($)
The Ensign Group, Inc.	8,296	1,445,163
The Joint Corp.*	1,733	15,112
The Pennant Group, Inc.*	5,055	142,298
U.S. Physical Therapy, Inc.	2,281	178,123
Viemed Healthcare, Inc.*	5,337	39,654
		14,014,626
Health Care Technology 0.3%
Claritev Corp.* (a)	1,127	48,179
Definitive Healthcare Corp.*	5,418	15,550
Evolent Health, Inc. "A"*	17,984	71,936
Health Catalyst, Inc.*	10,509	25,117
HealthStream, Inc.	3,701	85,382
HeartFlow, Inc.*	2,882	84,010
LifeMD, Inc.*	5,697	19,427
OptimizeRx Corp.*	2,391	29,314
Phreesia, Inc.*	8,657	146,476
Schrodinger, Inc.*	8,472	151,479
Simulations Plus, Inc.*	2,569	46,833
Teladoc Health, Inc.*	26,573	186,011
TruBridge, Inc.*	1,543	34,054
Waystar Holding Corp.*	16,242	531,925
		1,475,693
Life Sciences Tools & Services 0.5%
10X Genomics, Inc. "A"*	16,097	262,542
Adaptive Biotechnologies Corp.*	21,992	357,150
Alpha Teknova, Inc.*	1,675	6,365
Atlantic International Corp.* (a)	1,873	2,491
Azenta, Inc.*	5,892	195,968
BioLife Solutions, Inc.*	5,841	141,235
Codexis, Inc.*	12,516	20,401
CryoPort, Inc.*	7,509	72,087
Cytek Biosciences, Inc.*	17,869	90,239
Fortrea Holdings, Inc.*	13,382	230,840
Ginkgo Bioworks Holdings, Inc.* (a)	5,942	49,378
Lifecore Biomedical, Inc.*	4,226	34,569
Maravai LifeSciences Holdings, Inc. "A"*	16,345	53,121
MaxCyte, Inc.*	14,327	22,207
Mesa Laboratories, Inc.	808	63,428
Niagen Bioscience, Inc.*	8,000	50,880
OmniAb, Inc.*	14,184	26,240
Pacific Biosciences of California, Inc.*	42,401	79,290
Personalis, Inc.* (a)	7,671	61,061
Quanterix Corp.*	6,240	39,686
Quantum-Si, Inc.* (a)	23,898	26,288
Standard BioTools, Inc.* (a)	45,958	58,826
		1,944,292
Pharmaceuticals 2.6%
Aardvark Therapeutics, Inc.*	1,901	24,951
Aclaris Therapeutics, Inc.*	12,671	38,140
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Alumis, Inc.*	8,330	81,301
Amneal Pharmaceuticals, Inc.*	22,758	286,751
Amphastar Pharmaceuticals, Inc.*	5,283	141,479
Amylyx Pharmaceuticals, Inc.*	13,284	160,471
ANI Pharmaceuticals, Inc.*	2,724	215,033
Aquestive Therapeutics, Inc.* (a)	15,579	100,640
Arvinas, Inc.*	9,272	109,966
Atea Pharmaceuticals, Inc.* (a)	11,799	42,122
Avadel Pharmaceuticals PLC*	13,398	288,727
Axsome Therapeutics, Inc.*	6,085	1,111,364
BioAge Labs, Inc.*	3,604	47,681
Biote Corp. "A"*	4,281	11,131
Collegium Pharmaceutical, Inc.*	4,617	213,767
CorMedix, Inc.* (a)	11,121	129,337
Crinetics Pharmaceuticals, Inc.*	13,328	620,418
Edgewise Therapeutics, Inc.*	10,078	250,086
Enliven Therapeutics, Inc.*	5,890	90,706
Esperion Therapeutics, Inc.*	34,963	129,363
Eton Pharmaceuticals, Inc.* (a)	3,939	66,608
Evolus, Inc.*	7,713	51,291
EyePoint, Inc.*	11,312	206,670
Fulcrum Therapeutics, Inc.*	6,513	73,662
Harmony Biosciences Holdings, Inc.*	6,611	247,384
Harrow, Inc.* (a)	4,765	233,485
Indivior PLC*	17,902	642,324
Innoviva, Inc.*	9,120	182,309
Journey Medical Corp.* (a)	1,859	14,333
LB Pharmaceuticals, Inc.*	2,879	64,087
LENZ Therapeutics, Inc.* (a)	2,452	39,232
Ligand Pharmaceuticals, Inc.*	2,865	541,686
Liquidia Corp.*	9,620	331,794
Maze Therapeutics, Inc.*	3,210	132,990
MBX Biosciences, Inc.*	4,259	134,329
MediWound Ltd.*	1,081	19,955
Mind Medicine MindMed, Inc.* (a)	14,082	188,558
Nuvation Bio, Inc.*	35,493	318,017
Ocular Therapeutix, Inc.*	27,432	333,024
Omeros Corp.* (a)	9,808	168,452
Pacira BioSciences, Inc.*	6,673	172,697
Phathom Pharmaceuticals, Inc.* (a)	5,929	98,362
Phibro Animal Health Corp. "A"	3,073	114,807
Prestige Consumer Healthcare, Inc.*	7,259	447,808
	Shares	Value ($)
Rapport Therapeutics, Inc.*	4,258	129,188
Septerna, Inc.*	2,979	83,054
SIGA Technologies, Inc.	6,290	38,432
Supernus Pharmaceuticals, Inc.*	7,948	395,016
Tarsus Pharmaceuticals, Inc.*	5,776	472,939
Terns Pharmaceuticals, Inc.*	12,652	511,141
Theravance Biopharma, Inc.*	5,650	105,711
Third Harmonic Bio, Inc.* (b)	4,043	121
Trevi Therapeutics, Inc.*	13,259	166,003
Tvardi Therapeutics, Inc.*	715	3,074
WaVe Life Sciences Ltd.*	16,844	286,348
Xeris Biopharma Holdings, Inc.*	23,366	183,423
Zevra Therapeutics, Inc.*	8,228	73,723
		11,365,471
Industrials 17.2%
Aerospace & Defense 1.9%
AAR Corp.*	5,741	475,298
AeroVironment, Inc.*	5,602	1,355,068
AerSale Corp.*	4,802	34,142
AIRO Group Holdings, Inc.*	1,053	8,614
Archer Aviation, Inc. "A"*	93,510	703,195
Astronics Corp.*	4,545	246,521
Byrna Technologies, Inc.*	2,774	46,575
Cadre Holdings, Inc.	4,361	178,103
Ducommun, Inc.*	1,979	188,262
Eve Holding, Inc.*	14,281	56,981
Firefly Aerospace, Inc.*	3,188	71,316
Intuitive Machines, Inc.* (a)	16,421	266,513
Kratos Defense & Security Solutions, Inc.*	24,649	1,871,106
Mercury Systems, Inc.*	7,662	559,403
Moog, Inc. "A"	4,169	1,015,360
National Presto Industries, Inc.	800	85,408
Park Aerospace Corp.	2,742	58,514
Red Cat Holdings, Inc.* (a)	15,263	121,036
Redwire Corp.* (a)	10,865	82,574
Satellogic, Inc. "A"*	10,553	19,734
V2X, Inc.*	3,436	187,434
Voyager Technologies, Inc. "A"*	2,073	54,188
VSE Corp.	3,404	588,109
		8,273,454
Air Freight & Logistics 0.1%
Arrive AI, Inc.*	943	2,480
Forward Air Corp.*	3,216	80,400
Hub Group, Inc. "A"	8,648	368,491
Radiant Logistics, Inc.*	4,917	31,125
		482,496
Building Products 1.5%
American Woodmark Corp.*	2,177	117,340
Apogee Enterprises, Inc.	3,209	116,840
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
AZZ, Inc.	4,362	467,519
CSW Industrials, Inc.	2,406	706,233
Gibraltar Industries, Inc.*	4,529	223,914
Griffon Corp.	5,611	413,250
Insteel Industries, Inc.	2,816	89,183
Janus International Group, Inc.*	20,543	134,351
JELD-WEN Holding, Inc.*	13,041	32,081
Masterbrand, Inc.*	19,264	212,675
Modine Manufacturing Co.*	7,746	1,034,168
Quanex Building Products Corp.	6,983	107,399
Resideo Technologies, Inc.*	19,030	668,334
Tecnoglass, Inc.	3,961	199,318
UFP Industries, Inc.	8,550	778,477
Zurn Elkay Water Solutions Corp.	22,172	1,030,776
		6,331,858
Commercial Services & Supplies 1.4%
ABM Industries, Inc.	8,844	374,101
ACCO Brands Corp.	13,386	49,930
ACV Auctions, Inc. "A"*	25,441	204,037
BrightView Holdings, Inc.*	10,897	138,065
Casella Waste Systems, Inc. "A"*	9,310	911,821
Cimpress PLC*	2,544	169,405
CompX International, Inc.	256	5,957
CoreCivic, Inc.*	15,490	296,014
Deluxe Corp.	6,706	149,745
Ennis, Inc.	3,733	67,231
Enviri Corp.*	11,116	199,199
Healthcare Services Group, Inc.*	10,512	200,989
HNI Corp.	9,346	392,906
Interface, Inc.	8,756	244,468
Liquidity Services, Inc.*	3,456	104,751
MillerKnoll, Inc.	9,735	177,956
Mobile Infrastructure Corp.* (a)	2,200	5,610
Montrose Environmental Group, Inc.*	4,862	120,724
NL Industries, Inc.	1,218	6,662
OPENLANE, Inc.*	15,422	459,267
Perma-Fix Environmental Services, Inc.* (a)	2,477	31,185
Pitney Bowes, Inc.	24,124	254,991
Quad Graphics, Inc.	4,363	27,356
The Brink's Co.	6,215	725,477
The GEO Group, Inc.*	20,342	327,913
UniFirst Corp.	2,150	414,735
Vestis Corp.	17,177	114,571
Virco Mfg. Corp.	1,655	10,575
		6,185,641
Construction & Engineering 2.4%
Ameresco, Inc. "A"*	4,874	142,759
Arcosa, Inc.	7,149	760,082
	Shares	Value ($)
Argan, Inc.	1,996	625,387
Bowman Consulting Group Ltd.*	2,155	71,158
Centuri Holdings, Inc.*	11,735	296,309
Concrete Pumping Holdings, Inc.	3,212	21,552
Construction Partners, Inc. "A"*	6,916	750,732
Dycom Industries, Inc.*	4,147	1,401,271
Fluor Corp.*	23,793	942,917
Granite Construction, Inc.	6,459	745,046
Great Lakes Dredge & Dock Corp.*	9,436	123,800
IES Holdings, Inc.*	1,331	517,786
Legence Corp. "A"* (a)	5,525	237,796
Limbach Holdings, Inc.*	1,599	124,482
Matrix Service Co.*	4,138	48,415
MYR Group, Inc.*	2,264	494,684
NWPX Infrastructure, Inc.*	1,400	87,486
Orion Group Holdings, Inc.*	5,648	56,141
Primoris Services Corp.	7,987	991,506
Southland Holdings, Inc.*	1,694	5,624
Sterling Infrastructure, Inc.*	4,404	1,348,637
Tutor Perini Corp.	6,553	439,182
		10,232,752
Electrical Equipment 2.4%
Allient, Inc.	2,147	115,401
American Superconductor Corp.*	6,635	190,955
Amprius Technologies, Inc.*	16,079	126,863
Array Technologies, Inc.*	22,943	211,534
Atkore, Inc.	5,030	318,148
Bloom Energy Corp. "A"*	32,328	2,808,980
EnerSys	5,509	808,446
Enovix Corp.* (a)	24,984	182,633
Eos Energy Enterprises, Inc.* (a)	45,332	519,505
Fluence Energy, Inc.*	9,319	184,330
Hyliion Holdings Corp.* (a)	18,705	34,417
KULR Technology Group, Inc.* (a)	5,715	16,916
LSI Industries, Inc.	4,083	74,801
NANO Nuclear Energy, Inc.* (a)	5,987	143,748
Net Power, Inc.* (a)	4,258	9,708
Nextpower, Inc. "A"*	21,565	1,878,527
NuScale Power Corp.* (a)	19,030	269,655
Plug Power, Inc.*	164,119	323,314
Powell Industries, Inc.	1,404	447,567
Power Solutions International, Inc.* (a)	1,269	72,511
Preformed Line Products Co.	367	75,863
Shoals Technologies Group, Inc. "A"*	25,555	217,218
SKYX Platforms Corp.*	9,343	20,274
SunPower, Inc.* (a)	9,191	14,430
Sunrun, Inc.*	32,974	606,722
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
T1 Energy, Inc.*	19,887	132,845
Thermon Group Holdings, Inc.*	4,798	178,294
Vicor Corp.*	3,354	367,598
		10,351,203
Ground Transportation 0.3%
ArcBest Corp.	3,396	251,949
Covenant Logistics Group, Inc.	2,123	46,791
FTAI Infrastructure, Inc.	16,403	75,618
Heartland Express, Inc.	6,738	60,844
Hertz Global Holdings, Inc.* (a)	17,726	91,112
Marten Transport Ltd.	7,793	88,684
PAMT Corp.*	816	9,857
Proficient Auto Logistics, Inc.*	3,577	34,482
RXO, Inc.*	23,865	301,654
Universal Logistics Holdings, Inc.	971	14,749
Werner Enterprises, Inc.	8,866	266,069
		1,241,809
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,538	126,943
Machinery 3.8%
3D Systems Corp.* (a)	19,898	35,220
Aebi Schmidt Holding AG	5,493	69,486
AirJoule Technologies Corp.*	3,896	15,350
Alamo Group, Inc.	1,539	258,352
Albany International Corp. "A"	4,289	217,452
Alliance Laundry Holdings, Inc.* (a)	6,488	132,031
Astec Industries, Inc.	3,452	149,541
Atmus Filtration Technologies, Inc.	12,299	638,441
Blue Bird Corp.*	4,804	225,788
CECO Environmental Corp.*	4,381	262,203
Chart Industries, Inc.*	6,678	1,377,204
Columbus McKinnon Corp.	4,291	74,020
Douglas Dynamics, Inc.	3,433	112,088
Eastern Co.	846	16,658
Energy Recovery, Inc.*	7,709	103,994
Enerpac Tool Group Corp.	7,831	299,457
Enpro, Inc.	3,102	664,231
ESCO Technologies, Inc.	3,834	749,125
Federal Signal Corp.	8,873	963,519
Franklin Electric Co., Inc.	5,672	541,846
Gencor Industries, Inc.*	1,639	21,241
Gorman-Rupp Co.	3,158	150,795
Graham Corp.*	1,539	98,850
Greenbrier Companies, Inc.	4,587	214,396
Helios Technologies, Inc.	4,964	265,524
Hillenbrand, Inc.	10,695	339,245
Hillman Solutions Corp.*	29,659	256,847
	Shares	Value ($)
Hyster-Yale, Inc.	1,804	53,597
JBT Marel Corp.	7,723	1,163,624
Kadant, Inc.	1,724	491,375
Kennametal, Inc.	11,429	324,698
L.B. Foster Co. "A"*	1,547	41,692
Lindsay Corp.	1,649	194,368
Luxfer Holdings PLC	3,954	53,498
Mayville Engineering Co., Inc.*	2,088	39,087
Microvast Holdings, Inc.*	29,228	81,838
Miller Industries, Inc.	1,659	61,997
Mueller Water Products, Inc. "A"	22,986	547,527
Omega Flex, Inc.	547	16,104
Palladyne AI Corp.*	3,485	14,846
Park-Ohio Holdings Corp.	1,516	31,745
Proto Labs, Inc.*	3,537	178,937
REV Group, Inc.	7,138	434,062
Richtech Robotics, Inc. "B"* (a)	22,748	73,476
SPX Technologies, Inc.*	7,129	1,426,228
Standex International Corp.	1,761	382,630
Tennant Co.	2,723	200,685
Terex Corp.	9,433	503,534
The Manitowoc Co., Inc.*	5,056	60,621
Titan International, Inc.*	7,395	57,903
Trinity Industries, Inc.	11,612	307,021
Wabash National Corp.	5,710	49,392
Watts Water Technologies, Inc. "A"	4,070	1,123,401
Worthington Enterprises, Inc.	4,713	243,049
		16,409,839
Marine Transportation 0.2%
Costamare Bulkers Holdings Ltd.*	1,337	20,603
Costamare, Inc.	6,689	105,619
Genco Shipping & Trading Ltd.	4,702	86,658
Himalaya Shipping Ltd.*	4,674	42,534
Matson, Inc.	4,623	571,172
Pangaea Logistics Solutions Ltd.	4,518	31,084
Safe Bulkers, Inc.	7,370	35,523
		893,193
Passenger Airlines 0.5%
Allegiant Travel Co.*	2,066	176,168
flyExclusive, Inc.* (a)	717	2,947
Frontier Group Holdings, Inc.* (a)	12,974	61,107
JetBlue Airways Corp.*	43,645	198,585
Joby Aviation, Inc.*	71,910	949,212
SkyWest, Inc.*	5,948	597,239
Sun Country Airlines Holdings, Inc.*	7,223	103,939
		2,089,197
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Professional Services 1.7%
Alight, Inc. "A"	65,215	127,169
Asure Software, Inc.*	3,770	35,513
Barrett Business Services, Inc.	3,706	134,194
BlackSky Technology, Inc.* (a)	4,714	88,387
CBIZ, Inc.*	7,227	364,602
Conduent, Inc.*	22,288	42,793
CRA International, Inc.	954	191,463
CSG Systems International, Inc.	4,153	318,494
Exponent, Inc.	7,437	516,574
Falcon's Beyond Global, Inc. "A"* (a)	2,143	32,166
First Advantage Corp.*	11,393	165,540
Forrester Research, Inc.*	1,783	14,478
Franklin Covey Co.*	1,587	26,630
HireQuest, Inc.	827	8,692
Huron Consulting Group, Inc.*	2,511	434,177
IBEX Holdings Ltd.*	1,475	56,316
ICF International, Inc.	2,778	236,963
Innodata, Inc.* (a)	4,645	236,663
Insperity, Inc.	5,469	211,760
Kelly Services, Inc. "A"	4,590	40,392
Kforce, Inc.	2,722	84,164
Korn Ferry	7,662	505,845
Legalzoom.com, Inc.*	19,030	188,968
Maximus, Inc.	8,352	720,945
Mistras Group, Inc.*	1,795	22,707
Planet Labs PBC*	35,145	693,059
RCM Technologies, Inc.*	755	15,436
Resolute Holdings Management, Inc.*	639	131,909
Resources Connection, Inc.	5,152	25,966
Skillsoft Corp.*	693	6,445
Spire Global, Inc.* (a)	4,203	31,523
TIC Solutions, Inc.*	29,897	302,259
TriNet Group, Inc.	4,542	268,568
TrueBlue, Inc.*	4,343	19,761
TTEC Holdings, Inc.* (a)	3,010	10,836
Upwork, Inc.*	18,218	361,081
Verra Mobility Corp.*	23,364	523,587
Willdan Group, Inc.*	2,099	217,582
		7,413,607
Trading Companies & Distributors 1.0%
Alta Equipment Group, Inc.	3,111	14,311
BlueLinx Holdings, Inc.*	1,158	71,136
Boise Cascade Co.	5,498	404,653
Custom Truck One Source, Inc.*	9,188	52,923
Distribution Solutions Group, Inc.*	1,508	41,304
DNOW, Inc.*	27,295	361,659
DXP Enterprises, Inc.*	1,970	216,286
	Shares	Value ($)
EVI Industries, Inc.	759	18,702
GATX Corp.	5,314	901,254
Global Industrial Co.	2,194	64,109
Herc Holdings, Inc.	4,815	714,450
Hudson Technologies, Inc.*	5,496	37,647
Karat Packaging, Inc.	1,282	28,935
McGrath RentCorp.	3,596	377,328
NPK International, Inc.*	12,318	146,830
Rush Enterprises, Inc. "A"	8,926	481,468
Rush Enterprises, Inc. "B"	1,315	73,982
Titan Machinery, Inc.*	3,100	46,624
Transcat, Inc.*	1,404	79,649
Willis Lease Finance Corp.	431	58,461
Xometry, Inc. "A"*	6,394	380,251
		4,571,962
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.*	3,256	29,206
Information Technology 14.6%
Communications Equipment 0.9%
ADTRAN Holdings, Inc.*	11,363	98,744
Applied Optoelectronics, Inc.*	9,029	314,751
Aviat Networks, Inc.*	1,788	38,227
BK Technologies Corp.*	457	34,088
Calix, Inc.*	8,857	468,801
Clearfield, Inc.*	1,744	50,838
CommScope Holding Co., Inc.*	32,107	582,100
Digi International, Inc.*	5,507	238,398
Extreme Networks, Inc.*	19,088	317,815
Harmonic, Inc.*	16,688	165,044
Inseego Corp.* (a)	1,900	19,513
NETGEAR, Inc.*	4,196	102,928
NetScout Systems, Inc.*	10,599	286,809
Ribbon Communications, Inc.*	14,187	40,859
Viasat, Inc.*	18,225	628,034
Viavi Solutions, Inc.*	32,631	581,484
		3,968,433
Electronic Equipment, Instruments & Components 3.4%
908 Devices, Inc.* (a)	4,125	21,656
Advanced Energy Industries, Inc.	5,562	1,164,516
Aeva Technologies, Inc.* (a)	5,563	73,877
Arlo Technologies, Inc.*	15,050	210,549
Badger Meter, Inc.	4,379	763,741
Bel Fuse, Inc. "A"	222	33,700
Bel Fuse, Inc. "B"	1,576	267,337
Belden, Inc.	5,753	670,512
Benchmark Electronics, Inc.	5,132	219,444
Climb Global Solutions, Inc.	588	60,441
CTS Corp.	4,115	176,410
Daktronics, Inc.*	5,860	115,852
ePlus, Inc.	3,947	346,152
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Evolv Technologies Holdings, Inc.*	22,339	159,947
Fabrinet*	5,342	2,432,106
Frequency Electronics, Inc.* (a)	1,010	54,378
Insight Enterprises, Inc.*	4,235	345,025
Itron, Inc.*	6,694	621,605
Kimball Electronics, Inc.*	3,717	103,407
Knowles Corp.*	12,942	277,347
Methode Electronics, Inc.	5,058	33,585
MicroVision, Inc.* (a)	44,638	36,965
Mirion Technologies, Inc.*	35,345	827,780
M-Tron Industries, Inc.*	380	20,224
Napco Security Technologies, Inc.	5,216	217,507
Neonode, Inc.*	1,607	2,796
nLight, Inc.*	6,927	259,832
Novanta, Inc.*	5,318	632,789
OSI Systems, Inc.*	2,387	608,828
Ouster, Inc.*	8,160	176,582
PC Connection, Inc.	1,679	96,979
Plexus Corp.*	3,955	581,385
Powerfleet, Inc. NJ* (a)	18,535	98,606
Richardson Electronics Ltd.	1,900	20,672
Rogers Corp.*	2,675	244,950
Sanmina Corp.*	7,725	1,159,291
ScanSource, Inc.*	3,180	124,211
TTM Technologies, Inc.*	15,149	1,045,281
Vishay Intertechnology, Inc.	18,389	266,457
Vishay Precision Group, Inc.*	1,801	69,339
Vuzix Corp.* (a)	9,804	37,059
		14,679,120
IT Services 0.6%
Applied Digital Corp.* (a)	35,139	861,608
ASGN, Inc.*	6,129	295,234
Backblaze, Inc. "A"*	8,293	38,645
BigBear.ai Holdings, Inc.* (a)	64,940	350,676
Commerce.com, Inc.*	10,047	41,394
Crexendo, Inc.*	2,236	14,467
CSP, Inc.	1,064	13,300
DigitalOcean Holdings, Inc.*	10,070	484,568
Fastly, Inc. "A"*	20,567	209,372
Grid Dynamics Holdings, Inc.*	9,760	88,133
Information Services Group, Inc.	5,366	31,015
Rackspace Technology, Inc.*	12,722	12,352
The Hackett Group, Inc.	3,797	74,535
TSS, Inc.* (a)	2,796	19,768
Tucows, Inc. "A"*	1,013	22,711
Unisys Corp.*	10,200	28,152
VTEX "A"*	8,838	33,231
Whitefiber, Inc.*	1,597	25,233
		2,644,394
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
ACM Research, Inc. "A"*	7,652	301,871
Aehr Test Systems* (a)	4,319	87,201
Aeluma, Inc.*	1,919	32,949
Alpha & Omega Semiconductor Ltd.*	3,797	75,219
Ambarella, Inc.*	5,981	423,694
Ambiq Micro, Inc.*	704	20,064
Atomera, Inc.* (a)	4,516	9,980
Axcelis Technologies, Inc.*	4,524	363,458
Blaize Holdings, Inc.* (a)	11,082	21,610
CEVA, Inc.*	3,606	77,601
Cohu, Inc.*	6,783	157,840
Credo Technology Group Holding Ltd.*	22,697	3,265,871
Diodes, Inc.*	6,747	332,897
FormFactor, Inc.*	11,478	640,243
Ichor Holdings Ltd.*	5,180	95,467
Impinj, Inc.*	3,980	692,560
indie Semiconductor, Inc. "A"* (a)	28,791	101,632
Kopin Corp.* (a)	26,531	62,083
Kulicke & Soffa Industries, Inc.	7,606	346,529
MaxLinear, Inc.*	12,219	212,977
Navitas Semiconductor Corp.* (a)	23,263	166,098
NVE Corp.	751	44,557
PDF Solutions, Inc.*	4,917	140,282
Penguin Solutions, Inc.* (a)	7,892	154,368
Photronics, Inc.*	8,435	269,920
Power Integrations, Inc.	8,360	297,114
Rambus, Inc.*	15,925	1,463,348
Rigetti Computing, Inc.*	47,179	1,045,015
Semtech Corp.*	12,869	948,317
Silicon Laboratories, Inc.*	4,772	623,700
SiTime Corp.*	3,184	1,124,557
SkyWater Technology, Inc.*	4,499	81,702
Synaptics, Inc.*	5,641	417,547
Ultra Clean Holdings, Inc.*	6,767	171,408
Veeco Instruments, Inc.*	8,851	252,962
		14,522,641
Software 5.6%
8x8, Inc.*	19,767	38,941
A10 Networks, Inc.	10,917	193,122
ACI Worldwide, Inc.*	15,242	728,720
Adeia, Inc.	15,827	273,016
Agilysys, Inc.*	3,812	453,018
Airship AI Holdings, Inc.* (a)	3,055	8,829
Alarm.com Holdings, Inc.*	6,893	351,681
Alkami Technology, Inc.*	10,341	238,567
Amplitude, Inc. "A"*	13,601	157,500
Appian Corp. "A"*	5,983	211,918
Arteris, Inc.*	4,241	65,736
Asana, Inc. "A"*	12,907	176,955
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Audioeye, Inc.*	1,160	11,588
Avepoint, Inc.*	21,690	301,274
Bit Digital, Inc.* (a)	48,274	91,238
Bitdeer Technologies Group "A"* (a)	14,732	165,146
Blackbaud, Inc.*	5,662	358,518
BlackLine, Inc.*	7,639	422,360
Blend Labs, Inc. "A"*	28,222	85,795
Box, Inc. "A"*	20,712	619,496
Braze, Inc. "A"*	12,581	431,403
C3.ai, Inc. "A"* (a)	18,900	254,772
Cerence, Inc.*	6,129	65,519
Chaince Digital Holdings, Inc.* (a)	5,950	29,572
Cipher Mining, Inc.*	48,011	708,642
Cleanspark, Inc.*	40,880	413,706
Clear Secure, Inc. "A"	12,758	447,551
Clearwater Analytics Holdings, Inc. "A"*	41,333	996,952
Commvault Systems, Inc.*	6,603	827,752
Consensus Cloud Solutions, Inc.*	2,982	65,067
Core Scientific, Inc.* (a)	42,760	622,586
CS Disco, Inc.*	3,541	27,478
Daily Journal Corp.*	194	94,540
Digimarc Corp.* (a)	2,398	15,731
Digital Turbine, Inc.*	15,880	79,400
Domo, Inc. "B"*	4,919	41,467
D-Wave Quantum, Inc.* (a)	49,525	1,295,079
eGain Corp.*	2,629	27,052
EverCommerce, Inc.* (a)	2,249	27,235
Expensify, Inc. "A"*	9,159	13,830
Five9, Inc.*	11,419	228,951
Freshworks, Inc. "A"*	29,396	360,101
Hut 8 Corp.*	14,177	651,291
I3 Verticals, Inc. "A"* (a)	3,500	88,165
Intapp, Inc.*	8,498	389,378
InterDigital, Inc. (a)	3,827	1,218,440
Jamf Holding Corp.*	11,666	151,775
Kaltura, Inc.*	14,276	23,413
Life360, Inc.* (a)	3,066	196,653
LiveRamp Holdings, Inc.*	9,794	287,650
MARA Holdings, Inc.* (a)	54,697	491,179
Mitek Systems, Inc.*	6,756	71,276
N-able, Inc.*	10,863	81,255
NCR Voyix Corp.*	19,863	202,603
NextNav, Inc.*	14,195	236,205
ON24, Inc.*	5,678	45,197
OneSpan, Inc.	5,476	70,312
Ooma, Inc.*	3,885	45,571
Pagaya Technologies Ltd. "A"*	7,616	159,174
PagerDuty, Inc.*	13,312	174,520
PAR Technology Corp.*	5,979	216,918
Porch Group, Inc.*	12,902	117,795
Progress Software Corp.*	6,509	279,627
	Shares	Value ($)
Q2 Holdings, Inc.*	9,178	662,284
Qualys, Inc.*	5,393	716,730
Rapid7, Inc.*	9,006	136,891
Red Violet, Inc.	1,699	96,758
ReposiTrak, Inc. (a)	1,682	20,806
Rezolve AI PLC* (a)	26,731	68,699
Rimini Street, Inc.*	7,385	28,654
Riot Platforms, Inc.*	51,404	651,289
Sapiens International Corp. NV*	4,738	205,866
SEMrush Holdings, Inc. "A"*	7,754	92,195
Silvaco Group, Inc.*	1,082	4,382
SoundHound AI, Inc. "A"* (a)	55,097	549,317
SoundThinking, Inc.*	1,538	12,350
Sprinklr, Inc. "A"*	17,212	133,909
Sprout Social, Inc. "A"*	7,916	89,213
SPS Commerce, Inc.*	5,593	498,504
Synchronoss Technologies, Inc.*	1,661	14,218
Telos Corp.*	8,145	41,540
Tenable Holdings, Inc.*	17,530	412,481
Terawulf, Inc.* (a)	44,776	514,476
Varonis Systems, Inc.*	17,114	561,339
Vertex, Inc. "A"*	10,478	209,246
Via Transportation, Inc. "A"*	1,530	44,385
Viant Technology, Inc. "A"*	2,037	24,525
Weave Communications, Inc.*	8,941	67,862
WM Technology, Inc.*	13,563	11,191
Workiva, Inc.*	7,419	639,889
Xperi, Inc.*	6,668	39,074
Yext, Inc.*	15,393	124,068
Zeta Global Holdings Corp. "A"*	28,021	570,227
		24,468,569
Technology Hardware, Storage & Peripherals 0.7%
Composecure, Inc. "A"*	8,395	161,856
Corsair Gaming, Inc.*	6,856	40,725
CPI Card Group, Inc.*	954	14,005
Diebold Nixdorf, Inc.*	3,687	250,310
Eastman Kodak Co.*	7,152	60,506
Immersion Corp.	4,233	28,784
IonQ, Inc.* (a)	50,152	2,250,320
Quantum Computing, Inc.* (a)	30,181	309,657
Turtle Beach Corp.*	2,236	31,371
Xerox Holding Corp. (a)	16,900	40,053
		3,187,587
Materials 4.4%
Chemicals 1.5%
AdvanSix, Inc.	4,007	69,321
American Vanguard Corp.*	4,134	15,792
Arq, Inc.*	4,783	15,640
Ascent Industries Co.*	1,212	19,622
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
ASP Isotopes, Inc.* (a)	13,770	73,670
Aspen Aerogels, Inc.*	10,097	28,575
Avient Corp.	13,289	415,148
Balchem Corp.	4,856	744,716
Cabot Corp.	7,793	516,520
Chemours Co.	21,910	258,319
Core Molding Technologies, Inc.*	1,251	25,083
Ecovyst, Inc.*	16,923	164,661
Flotek Industries, Inc.* (a)	2,192	37,768
H.B. Fuller Co.	7,975	474,193
Hawkins, Inc.	2,879	408,991
Ingevity Corp.*	5,339	315,962
Innospec, Inc.	3,676	281,361
Intrepid Potash, Inc.*	1,673	46,392
Koppers Holdings, Inc.	2,884	78,099
Kronos Worldwide, Inc.	3,387	14,971
LSB Industries, Inc.*	8,242	70,057
Mativ Holdings, Inc.	8,145	98,962
Minerals Technologies, Inc.	4,632	282,320
Orion SA	8,292	43,782
Perimeter Solutions, Inc.*	20,478	563,759
PureCycle Technologies, Inc.* (a)	19,661	168,888
Quaker Chemical Corp.	2,024	277,915
Rayonier Advanced Materials, Inc.*	9,363	55,148
Sensient Technologies Corp.	6,236	585,872
Solesence, Inc.*	2,884	4,600
Stepan Co.	3,249	153,873
Trinseo PLC (a)	5,184	2,576
Tronox Holdings PLC	18,028	75,177
Valhi, Inc.	368	4,434
		6,392,167
Construction Materials 0.2%
Knife River Corp.*	8,425	592,699
Smith-Midland Corp.*	419	15,226
Titan America SA* (a)	3,743	61,685
United States Lime & Minerals, Inc.	1,639	196,254
		865,864
Containers & Packaging 0.2%
Ardagh Metal Packaging SA	20,584	84,394
Greif, Inc. "A"	3,762	254,687
Greif, Inc. "B"	698	52,134
Myers Industries, Inc.	5,494	102,848
O-I Glass, Inc.*	22,692	334,934
Ranpak Holdings Corp.*	6,787	36,718
TriMas Corp.	4,741	168,068
		1,033,783
Metals & Mining 2.4%
Alpha Metallurgical Resources, Inc.*	1,758	351,389
American Battery Technology Co.* (a)	16,838	56,239
	Shares	Value ($)
Caledonia Mining Corp. PLC	2,557	66,917
Century Aluminum Co.*	7,991	313,087
Coeur Mining, Inc.*	94,646	1,687,538
Commercial Metals Co.	16,482	1,140,884
Compass Minerals International, Inc.*	5,227	102,658
Constellium SE*	20,326	383,145
Contango ORE, Inc.*	1,649	43,550
Critical Metals Corp.* (a)	6,748	46,831
Dakota Gold Corp.*	13,175	74,834
Ferroglobe PLC	17,718	82,212
Friedman Industries, Inc.	1,022	20,941
Hecla Mining Co.	94,047	1,804,762
Idaho Strategic Resources, Inc.* (a)	2,136	86,081
Ivanhoe Electric, Inc.*	15,597	249,240
Kaiser Aluminum Corp.	2,429	278,995
Lifezone Holdings Ltd.*	4,236	18,088
Materion Corp.	3,027	376,317
Metallus, Inc.*	5,620	96,439
NioCorp Developments Ltd.*	16,012	84,864
Novagold Resources, Inc.*	44,720	416,790
Olympic Steel, Inc.	1,463	62,594
Perpetua Resources Corp.*	12,744	308,532
Ramaco Resources, Inc. "A"*	6,190	111,420
Ryerson Holding Corp.	4,034	101,495
SSR Mining, Inc.*	29,980	657,162
SunCoke Energy, Inc.	12,996	93,571
Tredegar Corp.*	4,170	29,941
U.S. Antimony Corp.* (a)	17,753	89,120
U.S. Gold Corp.*	1,895	36,782
U.S. Goldmining, Inc.*	321	2,831
USA Rare Earth, Inc.*	13,197	157,044
Vox Royalty Corp.	8,850	41,949
Warrior Met Coal, Inc.	7,700	678,909
Worthington Steel, Inc.	4,954	171,508
		10,324,659
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,417	42,056
Magnera Corp.*	4,726	71,552
Sylvamo Corp.	5,043	242,820
		356,428
Real Estate 5.6%
Diversified REITs 0.5%
Alexander & Baldwin, Inc.	10,961	226,235
Alpine Income Property Trust, Inc.	1,903	31,818
American Assets Trust, Inc.	7,048	133,419
Armada Hoffler Properties, Inc.	10,452	69,192
Broadstone Net Lease, Inc.	27,638	480,072
CTO Realty Growth, Inc.	4,695	86,435
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Essential Properties Realty Trust, Inc.	29,545	876,305
Gladstone Commercial Corp.	6,969	74,359
Global Net Lease, Inc.	28,346	243,776
Modiv Industrial, Inc.	1,431	20,592
NexPoint Diversified Real Estate Trust	5,200	19,916
		2,262,119
Health Care REITs 1.0%
American Healthcare REIT, Inc.	25,071	1,179,841
CareTrust REIT, Inc.	33,354	1,206,081
Community Healthcare Trust, Inc.	4,240	69,621
Diversified Healthcare Trust	33,402	162,000
Global Medical REIT, Inc.	1,861	62,790
LTC Properties, Inc.	6,881	236,569
National Health Investors, Inc.	6,958	531,382
Sabra Health Care REIT, Inc.	35,192	666,536
Sila Realty Trust, Inc.	8,413	196,107
Strawberry Fields REIT, Inc.	1,086	14,227
Universal Health Realty Income Trust	1,991	78,067
		4,403,221
Hotel & Resort REITs 0.6%
Apple Hospitality REIT, Inc.	32,365	383,525
Braemar Hotels & Resorts, Inc.	8,880	25,485
Chatham Lodging Trust	6,909	47,050
DiamondRock Hospitality Co.	31,248	279,982
Pebblebrook Hotel Trust	17,803	201,530
RLJ Lodging Trust	20,075	149,559
Ryman Hospitality Properties, Inc.	9,140	864,827
Service Properties Trust	23,426	43,104
Summit Hotel Properties, Inc.	16,440	80,063
Sunstone Hotel Investors, Inc.	27,002	241,398
Xenia Hotels & Resorts, Inc.	14,095	199,303
		2,515,826
Industrial REITs 0.4%
Industrial Logistics Properties Trust	8,189	45,367
Innovative Industrial Properties, Inc.	4,031	190,908
LXP Industrial Trust	8,646	428,669
One Liberty Properties, Inc.	2,792	56,650
Plymouth Industrial REIT, Inc.	6,233	136,378
Terreno Realty Corp.	15,155	889,750
		1,747,722
Office REITs 0.5%
Brandywine Realty Trust	24,942	72,831
	Shares	Value ($)
City Office REIT, Inc.	5,875	41,066
COPT Defense Properties	16,691	464,010
Douglas Emmett, Inc.	23,755	261,067
Easterly Government Properties, Inc.	6,250	132,438
Empire State Realty Trust, Inc. "A"	19,162	124,936
Franklin Street Properties Corp.	11,718	11,083
Hudson Pacific Properties, Inc. *	8,056	87,247
JBG SMITH Properties	8,912	151,593
NET Lease Office Properties	2,213	57,073
Peakstone Realty Trust	5,652	81,106
Piedmont Realty Trust, Inc. "A"	18,712	156,058
Postal Realty Trust, Inc. "A"	3,310	53,423
SL Green Realty Corp.	10,478	480,626
		2,174,557
Real Estate Management & Development 0.7%
American Realty Investors, Inc.*	207	3,324
Anywhere Real Estate, Inc.*	15,760	223,162
Compass, Inc. "A"*	72,524	766,579
Cushman & Wakefield Ltd.*	33,907	548,954
Douglas Elliman, Inc.*	11,207	26,561
eXp World Holdings, Inc. (a)	13,358	120,890
Forestar Group, Inc.*	2,894	71,279
FRP Holdings, Inc.*	1,778	40,521
Kennedy-Wilson Holdings, Inc.	17,583	170,028
Logistic Properties Of The Americas "A"* (a)	479	1,308
Marcus & Millichap, Inc.	3,656	99,772
Maui Land & Pineapple Co., Inc.*	1,024	17,347
Newmark Group, Inc. "A"	21,665	375,671
RE/MAX Holdings, Inc. "A"*	2,855	21,669
Real Brokerage, Inc.*	18,754	68,452
Seaport Entertainment Group, Inc.*	1,145	22,637
Stratus Properties, Inc.*	1,013	24,494
Tejon Ranch Co.*	3,116	49,139
The RMR Group, Inc. "A"	2,378	35,432
The St. Joe Co.	5,773	342,743
Transcontinental Realty Investors, Inc. *	302	17,703
		3,047,665
Residential REITs 0.4%
Apartment Investment and Management Co. "A"	19,956	118,539
BRT Apartments Corp.	1,571	23,094
Centerspace	2,544	169,736
Clipper Realty, Inc.	2,020	7,716
Elme Communities	13,107	228,062
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Independence Realty Trust, Inc.	35,341	617,761
NexPoint Residential Trust, Inc.	3,402	102,400
UMH Properties, Inc.	12,127	192,940
Veris Residential, Inc.	11,051	164,439
		1,624,687
Retail REITs 1.1%
Acadia Realty Trust	19,697	404,576
Alexander's, Inc.	332	72,356
Cbl & Associates Properties, Inc.	2,715	100,455
Curbline Properties Corp.	14,742	342,162
FrontView REIT, Inc.	2,928	43,217
Getty Realty Corp.	8,042	220,110
Inventrust Properties Corp.	11,557	326,023
Kite Realty Group Trust	31,955	765,961
NETSTREIT Corp. (a)	12,305	217,060
Phillips Edison & Co., Inc.	18,607	661,851
Saul Centers, Inc.	1,766	55,682
SITE Centers Corp.	7,698	49,421
Tanger, Inc.	16,383	546,701
The Macerich Co.	37,151	685,808
Urban Edge Properties	18,965	363,938
Whitestone REIT	6,907	95,938
		4,951,259
Specialized REITs 0.4%
Farmland Partners, Inc.	5,691	55,146
Four Corners Property Trust, Inc.	15,632	360,474
Gladstone Land Corp.	5,345	48,907
Outfront Media, Inc.	21,826	526,006
PotlatchDeltic Corp.	11,274	448,480
Safehold, Inc.	8,340	114,175
Smartstop Self Storage REIT, Inc.	4,728	146,284
		1,699,472
Utilities 3.0%
Electric Utilities 0.9%
Genie Energy Ltd. "B"	3,256	44,868
Hawaiian Electric Industries, Inc.*	26,182	322,039
MGE Energy, Inc.	5,389	422,605
Oklo, Inc.*	16,071	1,153,255
Otter Tail Corp. (a)	5,687	459,566
Portland General Electric Co.	16,803	806,376
TXNM Energy, Inc.	14,990	882,611
		4,091,320
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A"	17,767	806,622
Chesapeake Utilities Corp.	3,441	429,299
New Jersey Resources Corp.	15,038	693,553
	Shares	Value ($)
Northwest Natural Holding Co.	6,135	286,750
ONE Gas, Inc.	8,840	682,890
RGC Resources, Inc.	1,291	27,498
Southwest Gas Holdings, Inc.	9,614	769,312
Spire, Inc.	8,623	713,122
		4,409,046
Independent Power & Renewable Electricity Producers 0.3%
Hallador Energy Co.*	4,762	90,668
Montauk Renewables, Inc.*	10,307	17,213
Ormat Technologies, Inc.	9,019	996,329
		1,104,210
Multi-Utilities 0.5%
Avista Corp.	11,902	458,703
Black Hills Corp.	10,963	761,051
Northwestern Energy Group, Inc.	9,112	588,089
Unitil Corp.	2,525	122,311
		1,930,154
Water Utilities 0.3%
American States Water Co.	5,653	409,730
Cadiz, Inc.*	8,362	46,911
California Water Service Group	8,745	378,921
Consolidated Water Co., Ltd.	2,258	79,685
Global Water Resources, Inc.	1,753	14,813
H2O America	4,972	243,578
Middlesex Water Co.	2,727	137,495
Pure Cycle Corp.*	2,961	32,541
York Water Co.	2,190	69,730
		1,413,404
Total Common Stocks (Cost $343,893,188)		430,249,731
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $6,540)		10,287
Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b) (Cost $0)	278	0

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.213% (d), 5/7/2026 (e) (Cost $244,919)	248,000	244,958

	Shares	Value ($)
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (f) (g) (Cost $24,102,381)	24,102,381	24,102,381
	Shares	Value ($)
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.77% (f) (Cost $3,222,847)	3,222,847	3,222,847

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $371,469,875)	105.6	457,830,204
Other Assets and Liabilities, Net	(5.6)	(24,120,602)
Net Assets	100.0	433,709,602
A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (f) (g)
13,956,783	10,145,598 (h)	—	—	—	291,001	—	24,102,381	24,102,381
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.77% (f)
2,894,238	77,035,075	76,706,466	—	—	220,737	—	3,222,847	3,222,847
16,851,021	87,180,673	76,706,466	—	—	511,738	—	27,325,228	27,325,228

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $24,945,150, which is 5.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,827,167.

The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2025.

REIT: Real Estate Investment Trust
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	3/20/2026	29	3,696,080	3,622,100	(73,980)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,876,778	$—	$—	$11,876,778
Consumer Discretionary	38,359,198	—	—	38,359,198
Consumer Staples	7,956,380	—	—	7,956,380
Energy	20,631,648	—	—	20,631,648
Financials	76,313,395	—	0	76,313,395
Health Care	80,660,744	—	121	80,660,865
Industrials	74,633,160	—	—	74,633,160
Information Technology	63,470,744	—	—	63,470,744
Materials	18,972,901	—	—	18,972,901
Real Estate	24,426,528	—	—	24,426,528
Utilities	12,948,134	—	—	12,948,134
Other Investments	—	—	0	0
Rights	—	—	10,287	10,287
Warrants	—	—	0	0
Government & Agency Obligations	—	244,958	—	244,958
Short-Term Investments (a)	27,325,228	—	—	27,325,228
Total	$457,574,838	$244,958	$10,408	$457,830,204
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(73,980)	$—	$—	$(73,980)
Total	$(73,980)	$—	$—	$(73,980)
During the period ended December 31, 2025, the amount of transfers between Level 1 and Level 3 was $48,585. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $344,144,647) — including $24,945,150 of securities loaned	$430,504,976
Investment in DWS Government & Agency Securities Portfolio (cost $24,102,381)*	24,102,381
Investment in DWS Central Cash Management Government Fund (cost $3,222,847)	3,222,847
Receivable for investments sold	40,186
Receivable for Fund shares sold	35,798
Dividends receivable	403,505
Affiliated securities lending income receivable	19,814
Other assets	6,080
Total assets	458,335,587
Liabilities
Cash overdraft	186,025
Payable upon return of securities loaned	24,102,381
Payable for Fund shares redeemed	97,280
Payable for variation margin on futures contracts	26,173
Accrued management fee	88,008
Accrued Trustees' fees	3,628
Other accrued expenses and payables	122,490
Total liabilities	24,625,985
Net assets, at value	$433,709,602
Net Assets Consist of
Distributable earnings (loss)	106,868,052
Paid-in capital	326,841,550
Net assets, at value	$433,709,602
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($398,750,232 ÷ 26,545,762 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$15.02
Class B
Net Asset Value, offering and redemption price per share ($34,959,370 ÷ 2,325,380 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$15.03

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $1,827,167.
for the year ended December 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $10,064)	$4,909,573
Interest	17,922
Income distributions — DWS Central Cash Management Government Fund	220,737
Affiliated securities lending income	291,001
Total income	5,439,233
Expenses:
Management fee	1,148,647
Administration fee	397,924
Services to shareholders	3,868
Record keeping fee (Class B)	11,077
Distribution service fee (Class B)	82,328
Custodian fee	28,623
Professional fees	66,265
Reports to shareholders	21,742
Trustees' fees and expenses	13,614
Other	44,319
Total expenses before expense reductions	1,818,407
Expense reductions	(156,836)
Total expenses after expense reductions	1,661,571
Net investment income	3,777,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	22,665,801
Futures	1,699,185
24,364,986
Change in net unrealized appreciation (depreciation) on:
Investments	22,307,209
Futures	16,565
22,323,774
Net gain (loss)	46,688,760
Net increase (decrease) in net assets resulting from operations	$50,466,422
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$3,777,662	$4,059,848
Net realized gain (loss)	24,364,986	24,825,347
Change in net unrealized appreciation (depreciation)	22,323,774	14,670,868
Net increase (decrease) in net assets resulting from operations	50,466,422	43,556,063
Distributions to shareholders:
Class A	(27,689,988)	(14,517,748)
Class B	(2,238,398)	(1,179,476)
Total distributions	(29,928,386)	(15,697,224)
Fund share transactions:
Class A
Proceeds from shares sold	54,131,951	74,600,875
Reinvestment of distributions	27,689,988	14,517,748
Payments for shares redeemed	(91,802,961)	(84,690,525)
Net increase (decrease) in net assets from Class A share transactions	(9,981,022)	4,428,098
Class B
Proceeds from shares sold	3,082,925	1,161,198
Reinvestment of distributions	2,238,398	1,179,476
Payments for shares redeemed	(4,489,316)	(5,735,882)
Net increase (decrease) in net assets from Class B share transactions	832,007	(3,395,208)
Increase (decrease) in net assets	11,389,021	28,891,729
Net assets at beginning of period	422,320,581	393,428,852
Net assets at end of period	$433,709,602	$422,320,581

Other Information
Class A
Shares outstanding at beginning of period	26,867,617	26,423,969
Shares sold	3,933,576	5,340,257
Shares issued to shareholders in reinvestment of distributions	2,356,595	1,134,199
Shares redeemed	(6,612,026)	(6,030,808)
Net increase (decrease) in Class A shares	(321,855)	443,648
Shares outstanding at end of period	26,545,762	26,867,617
Class B
Shares outstanding at beginning of period	2,217,863	2,450,375
Shares sold	229,754	84,403
Shares issued to shareholders in reinvestment of distributions	190,017	91,931
Shares redeemed	(312,254)	(408,846)
Net increase (decrease) in Class B shares	107,517	(232,512)
Shares outstanding at end of period	2,325,380	2,217,863
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Financial Highlights
DWS Small Cap Index VIP — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.52	$13.63	$12.12	$18.63	$17.39
Income (loss) from investment operations:
Net investment income[a]	.13	.14	.16	.15	.13
Net realized and unrealized gain (loss)	1.42	1.31	1.79	(3.83)	2.41
Total from investment operations	1.55	1.45	1.95	(3.68)	2.54
Less distributions from:
Net investment income	(.20 )	(.17 )	(.14 )	(.14 )	(.16 )
Net realized gains	(.85 )	(.39 )	(.30 )	(2.69)	(1.14)
Total distributions	(1.05)	(.56 )	(.44 )	(2.83)	(1.30)
Net asset value, end of period	$15.02	$14.52	$13.63	$12.12	$18.63
Total Return (%)[b]	12.64	11.15	16.76	(20.64)	14.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	399	390	360	330	426
Ratio of expenses before expense reductions (%)[c]	.42	.42	.42	.42	.47
Ratio of expenses after expense reductions (%)[c]	.38	.38	.37	.39	.39
Ratio of net investment income (%)	.94	1.02	1.26	1.08	.69
Portfolio turnover rate (%)	15	20	14	18	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

DWS Small Cap Index VIP — Class B
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.52	$13.62	$12.12	$18.63	$17.39
Income (loss) from investment operations:
Net investment income[a]	.09	.10	.12	.11	.08
Net realized and unrealized gain (loss)	1.42	1.32	1.79	(3.83)	2.41
Total from investment operations	1.51	1.42	1.91	(3.72)	2.49
Less distributions from:
Net investment income	(.15 )	(.13 )	(.11 )	(.10 )	(.11 )
Net realized gains	(.85 )	(.39 )	(.30 )	(2.69)	(1.14)
Total distributions	(1.00)	(.52 )	(.41 )	(2.79)	(1.25)
Net asset value, end of period	$15.03	$14.52	$13.62	$12.12	$18.63
Total Return (%)[b]	12.37	10.89	16.33	(20.89)	14.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	32	33	33	43
Ratio of expenses before expense reductions (%)[c]	.70	.72	.73	.72	.76
Ratio of expenses after expense reductions (%)[c]	.67	.68	.67	.67	.67
Ratio of net investment income (%)	.66	.72	.95	.79	.42
Portfolio turnover rate (%)	15	20	14	18	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

32 |	DWS Small Cap Index VIP

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS Small Cap Index VIP	| 33

As of December 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$25,929,504	$—	$—	$—	$25,929,504
Rights	44	—	—	—	44
Total Borrowings	$25,929,548	$—	$—	$—	$25,929,548
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$24,102,381
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$1,827,167
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2025, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$6,790,940
Undistributed long-term capital gains	$22,019,949
Net unrealized appreciation (depreciation) on investments	$78,057,163
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $379,771,375. The net unrealized appreciation for all investments based on tax cost was $78,057,163. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $141,806,598 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $63,749,435.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from ordinary income*	$6,919,885	$4,629,616
Distributions from long-term capital gains	$23,008,501	$11,067,608

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

34 |	DWS Small Cap Index VIP

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2025, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2025, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,375,000 to $9,085,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(73,980)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Small Cap Index VIP	| 35

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,699,185
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$16,565
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $62,349,435 and $93,505,902, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.38%
Class B	.68%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.37%
Class B	.66%
For the year ended December 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$144,388
Class B	12,448
$156,836
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed

36 |	DWS Small Cap Index VIP

and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $397,924, of which $36,541 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2025, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2025
Class B	$82,328	$7,618
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class A	$1,769	$299
Class B	334	57
	$2,103	$356
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,560, of which $628 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At December 31, 2025, four Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 34%, 16%, 14% and 10%, respectively. Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 40%, 24% and 18%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2025.

DWS Small Cap Index VIP	| 37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds (the “Trust”)), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 12, 2026

38 |	DWS Small Cap Index VIP

Tax Information (Unaudited)
The Fund paid distributions of $0.80 per share from net long-term capital gains during its year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $24,342,000 as capital gain dividends for its year ended December 31, 2025.
For corporate shareholders, 48% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2025, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.

DWS Small Cap Index VIP	| 39

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s  personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

40 |	DWS Small Cap Index VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

DWS Small Cap Index VIP	| 41

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
vit-scif-BFE2025

42 |	DWS Small Cap Index VIP

vit-scif-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/17/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/17/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/17/2026